                                                                  OMB APPROVAL
                                                         OMB Number: 3235-0570
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                  FORM N-CSR

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8323
                                  -------------------------------------------

             Seix Funds, Inc.
             ----------------------------------------------------------------
             (Exact name of Registrant as specified in charter)

             300 Tice Blvd.,    Woodcliff Lake, NJ         07677
             ----------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)

             Christina Seix, Chairman of the Board, Principal Executive Officer 300 Tice Blvd., Woodcliff Lake, NJ 07677
             ------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code:  201-391-0300
                                                   ------------------
Date of fiscal year end: 10/31/2004
                        -----------------------------
Date of reporting period: 11/01/03 - 4/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               FORM N-CSR(2 of 3)


ITEM 1  REPORT TO SHAREHOLDERS.

(Semi-annual Report for the period 11/1/03 through 4/30/04 is filed herewith.)

                                SEIX FUNDS, INC.

                              Seix Core Bond Fund
                          Seix Intermediate Bond Fund
                              Seix High Yield Fund
                           Seix Limited Duration Fund

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                    June 4, 2004

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the period ended April 30, 2004.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SEIX FUNDS, INC.

TABLE OF CONTENTS

Portfolio of Investments
    Seix Core Bond Fund...........................   1
    Seix Intermediate Bond Fund...................   8
    Seix High Yield Fund..........................  12
    Seix Limited Duration Fund....................  20

Statements of Assets and Liabilities..............  21

Statements of Operations..........................  22

Statements of Changes in Net Assets...............  23

Financial Highlights..............................  25

Notes to Financial Statements.....................  31

SEIX FUNDS, INC.

Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2004                         RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     60.7%
    U.S. TREASURY OBLIGATIONS: 31.7%
    U.S. Treasury Bond                 5.375%  02/15/2031  $4,990,000  $  5,055,494
    U.S. Treasury Inflation Indexed
      Bond                             1.875%  07/15/2013   4,130,502     4,073,385
    U.S. Treasury Note                 2.250%  07/31/2004   7,290,000     7,311,644
    U.S. Treasury Note                 3.250%  05/31/2004   2,445,000     2,449,298
    U.S. Treasury Note                 3.875%  02/15/2013     865,000       831,954
    U.S. Treasury Note                 5.000%  02/15/2011     335,000       353,386
                                                                       ------------
                                                                         20,075,161
                                                                       ------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS AND
     PASS-THROUGH CERTIFICATES: 13.1%
    FHLMC                              8.500%  03/01/2020       2,752         2,971
    FHLMC TBA                          5.000%  05/01/2034     402,000       389,689
    FHLMC TBA                          5.500%  05/01/2033   2,859,000     2,854,534
    FNMA                               6.500%  02/01/2029     181,284       188,715
    FNMA TBA                           4.500%  05/01/2018   1,633,000     1,606,973
    FNMA TBA                           5.000%  05/01/2018   1,563,000     1,571,792
    FNMA TBA                           5.500%  05/01/2017   1,066,000     1,093,650
    FNMA TBA                           6.000%  05/01/2016     115,000       119,923
    GNMA TBA                           5.500%  05/01/2034     477,000       477,000
                                                                       ------------
                                                                          8,305,247
                                                                       ------------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 15.9%
    FHLMC - Pool # 11375               6.000%  12/01/2018      88,012        91,953
    FHLMC - Pool # 20424               5.000%  01/01/2034     280,698       272,342
    FHLMC - Pool # 76371               5.000%  02/01/2033   1,214,926     1,178,804
    FHLMC - Pool # A11080              5.000%  07/01/2033     284,331       275,877
    FHLMC - Pool # A17520              6.000%  01/01/2034     135,550       138,725
    FHLMC - Pool # A19701              6.500%  03/01/2034      89,923        93,654
    FHLMC - Pool # C55998              6.500%  10/01/2029      74,047        77,120
    FNMA - Pool # 254516               6.500%  09/01/2032      25,651        26,703
    FNMA - Pool # 254639               6.500%  02/01/2033      64,989        67,653
    FNMA - Pool # 254724               5.000%  04/01/2033      47,048        45,618
    FNMA - Pool # 254779               7.000%  05/01/2033      44,018        46,535
    FNMA - Pool # 254923               7.000%  08/01/2033      55,135        58,288
    FNMA - Pool # 254974               7.000%  10/01/2033      46,349        49,000
    FNMA - Pool # 255001               6.500%  11/01/2033      66,442        69,166
    FNMA - Pool # 303076               6.500%  09/01/2024      43,360        45,137
    FNMA - Pool # 313877               6.500%  12/01/2027      12,684        13,229
    FNMA - Pool # 323835               6.500%  05/01/2029      86,685        90,239
    FNMA - Pool # 415956               6.500%  05/01/2028       3,281         3,420
    FNMA - Pool # 451121               6.500%  11/01/2028      19,287        20,100
    FNMA - Pool # 535285               6.500%  02/01/2030      11,596        12,085
    FNMA - Pool # 535899               6.000%  04/01/2031      56,430        57,751
    FNMA - Pool # 540913               7.000%  06/01/2031      14,978        15,897
    FNMA - Pool # 545695               6.500%  06/01/2032     177,403       184,675
    FNMA - Pool # 609621               7.000%  11/01/2031      59,590        62,998
    FNMA - Pool # 622548               7.000%  04/01/2031     135,701       143,462
    FNMA - Pool # 639252               6.500%  11/01/2032      35,391        36,842
    FNMA - Pool # 684770               6.500%  05/01/2033     372,667       387,944
    FNMA - Pool # 688251               5.500%  02/01/2033     617,744       616,731
    FNMA - Pool # 694385               6.000%  03/01/2018      90,057        93,977
    FNMA - Pool # 694541               6.500%  10/01/2032      39,260        40,870
    FNMA - Pool # 695635               5.500%  03/01/2033     160,720       160,506
    FNMA - Pool # 704101               5.500%  05/01/2033     211,554       211,207
    FNMA - Pool # 704395               6.500%  05/01/2033     117,513       122,330
    FNMA - Pool # 713589               7.000%  04/01/2033     293,385       310,163
    FNMA - Pool # 729935               5.500%  10/01/2033      76,048        75,923
    FNMA - Pool # 734233               6.500%  06/01/2033      85,829        89,347
    FNMA - Pool # 734235               7.000%  06/01/2033      77,252        81,670

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    FNMA - Pool # 739539                           6.500%  10/01/2033  $  170,764  $    177,764
    FNMA - Pool # 743515                           7.000%  10/01/2033      52,416        55,413
    FNMA - Pool # 744251                           6.500%  10/01/2033       8,056         8,387
    FNMA - Pool # 747618                           7.000%  11/01/2033      38,948        41,176
    FNMA - Pool # 748109                           6.500%  10/01/2033     158,928       165,443
    FNMA - Pool # 748111                           6.500%  10/01/2033     151,770       157,991
    FNMA - Pool # 751802                           6.500%  10/01/2033      45,869        47,750
    FNMA - Pool # 751810                           6.500%  10/01/2033     218,000       226,937
    FNMA - Pool # 753008                           6.500%  11/01/2033     159,217       165,743
    FNMA - Pool # 753514                           6.000%  11/01/2033     300,451       307,490
    FNMA - Pool # 753994                           6.000%  12/01/2033     103,544       105,970
    FNMA - Pool # 754305                           6.000%  12/01/2033     124,200       127,109
    FNMA - Pool # 754784                           6.000%  04/01/2034     137,000       140,209
    FNMA - Pool # 761084                           7.000%  12/01/2033     318,824       337,057
    FNMA - Pool # 763584                           6.000%  04/01/2034     174,000       178,076
    FNMA - Pool # 769227                           6.000%  11/01/2033     158,545       162,259
    FNMA - Pool # 769820                           6.000%  03/01/2034     149,019       152,510
    FNMA - Pool # 770327                           6.000%  04/01/2034     353,589       361,872
    FNMA - Pool # 770439                           6.000%  04/01/2034     137,902       141,132
    FNMA - Pool # 772255                           6.000%  11/01/2033      93,163        95,346
    FNMA - Pool # 774991                           6.000%  05/01/2034     133,000       136,116
    FNMA - Pool # 775075                           6.000%  05/01/2034     130,000       133,047
    GNMA - Pool # 485909                           7.500%  04/15/2031       7,305         7,846
    GNMA - Pool # 506673                           7.500%  04/15/2029       4,284         4,601
    GNMA - Pool # 536081                           7.500%  01/15/2031       6,144         6,599
    GNMA - Pool # 544535                           7.500%  05/15/2031       8,302         8,917
    GNMA - Pool # 550153                           7.000%  07/15/2031     198,270       210,764
    GNMA - Pool # 550497                           7.500%  05/15/2031      21,855        23,474
    GNMA - Pool # 552114                           7.500%  10/15/2031      57,980        62,274
    GNMA - Pool # 552670                           7.500%  07/15/2032     105,164       112,953
    GNMA - Pool # 552903                           6.500%  11/15/2032      52,108        54,441
    GNMA - Pool # 553125                           6.000%  03/15/2033      43,844        44,975
    GNMA - Pool # 571206                           7.500%  09/15/2031      38,699        41,565
    GNMA - Pool # 574848                           7.500%  11/15/2031       9,641        10,355
    GNMA - Pool # 587025                           6.500%  04/15/2032      62,058        64,837
    GNMA - Pool # 589469                           6.500%  08/15/2032     124,511       130,087
    GNMA - Pool # 603413                           6.500%  01/15/2033      99,219       103,662
    GNMA - Pool # 606581                           6.500%  07/15/2032      71,378        74,574
    GNMA - Pool # 610851                           6.000%  04/15/2033     271,149       278,146
                                                                                   ------------
                                                                                     10,032,808
                                                                                   ------------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $39,004,924)                 38,413,216
                                                                                   ------------

    CORPORATE OBLIGATIONS: 32.1%
    AUTO MANUFACTURERS: 2.0%
    DaimlerChrysler North America Holding Corp.,
      Note                                         8.500%  01/18/2031     110,000       127,128
    Ford Motor Co., Global Note                    7.450%  07/16/2031     640,000       623,906
    General Motors Corp., Senior Note              8.375%  07/15/2033     480,000       519,128
                                                                                   ------------
                                                                                      1,270,162
                                                                                   ------------
    BANKS: 1.7%
    Bank One Corp., Note                           7.625%  08/01/2005     115,000       122,700
    BankAmerica Corp., Senior Global Note          6.625%  06/15/2004     130,000       130,804
    First Union Corp., Note                        7.550%  08/18/2005     135,000       144,360
    Royal Bank of Scotland Group PLC, Note,
      (FRN)                                        7.648%  08/31/2049     140,000       161,777
    Wachovia Corp., Note                           6.700%  06/21/2004     225,000       226,614
    Wells Fargo & Co., (MTN), (FRN)                4.800%  07/29/2005      55,000        56,924
    Wells Fargo & Co., Note                        6.625%  07/15/2004     110,000       111,158
    Wells Fargo Financial, Inc., Global Note       5.450%  05/03/2004     135,000       135,000
                                                                                   ------------
                                                                                      1,089,337
                                                                                   ------------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    BEVERAGES: 0.8%
    Coca-Cola Co. (The), Senior Note               4.000%  06/01/2005  $  110,000  $    112,255
    Diageo Capital PLC, Note                       6.625%  06/24/2004     230,000       231,727
    Miller Brewing Co., Guaranteed Note, 144A      4.250%  08/15/2008     145,000       145,499
                                                                                   ------------
                                                                                        489,481
                                                                                   ------------
    COMMERCIAL SERVICES: 0.3%
    RR Donnelley & Sons Co., Senior Note, 144A     3.750%  04/01/2009     190,000       185,738
                                                                                   ------------
    COMPUTERS: 0.1%
    NCR Corp., Senior Note                         7.125%  06/15/2009      70,000        77,332
                                                                                   ------------
    COSMETICS & PERSONAL CARE: 0.1%
    Gillette Co., Senior Note, 144A                3.750%  12/01/2004      80,000        80,992
                                                                                   ------------
    DIVERSIFIED FINANCIAL SERVICES: 5.9%
    American Honda Finance Corp., Note, 144A       3.850%  11/06/2008     170,000       168,991
    BNP U.S. Funding LLC, Preferred Class A,
      144A                                         7.738%  12/31/2049     170,000       192,198
    Capital One Bank, Note, (MTN)                  5.125%  02/15/2014     215,000       205,660
    CIT Group, Inc., Senior Note                   5.500%  11/30/2007     125,000       132,076
    CIT Group, Inc., Senior Note                   5.750%  09/25/2007      70,000        74,583
    Citigroup, Inc., Global Senior Note            5.125%  05/05/2014     135,000       133,790
    Citigroup, Inc., Global Subordinated Note      5.875%  02/22/2033     195,000       185,766
    Core Investment Grade Bond Trust, Series
      2002-1, Class CERT                           4.727%  11/30/2007     135,000       139,037
    Countrywide Home Loans, Inc., Note, (MTN)      5.250%  06/15/2004      75,000        75,329
    Credit Suisse First Boston USA, Inc., Note     6.500%  01/15/2012     150,000       163,840
    ERAC USA Finance Co., Guaranteed Note, 144A    7.350%  06/15/2008     140,000       157,178
    Goldman Sachs Group, Inc., Guaranteed Note     6.345%  02/15/2034     175,000       167,272
    Goldman Sachs Group, Inc., Senior Note         3.875%  01/15/2009     110,000       108,299
    Goldman Sachs Group, Inc., Senior Note         4.750%  07/15/2013      85,000        80,859
    Household Finance Corp., Note                  6.375%  11/27/2012     130,000       139,988
    Household Finance Corp., Note                  7.625%  05/17/2032     100,000       117,184
    International Lease Finance Corp., Global
      Note                                         5.625%  06/01/2007      60,000        63,836
    International Lease Finance Corp., Note        5.875%  05/01/2013      50,000        52,180
    John Deere Capital Corp., Note                 3.900%  01/15/2008      80,000        80,364
    JP Morgan Chase & Co., Global Subordinated
      Note                                         6.625%  03/15/2012     300,000       330,223
    MBNA Corp., Senior Note, (MTN)                 7.500%  03/15/2012     100,000       114,776
    Merrill Lynch & Co., Inc., Note, (MTN)         5.350%  06/15/2004     230,000       231,078
    Merrill Lynch & Co., Inc., Note, 144A          3.700%  04/21/2008      65,000        64,525
    Morgan Stanley, Global Note                    5.300%  03/01/2013     330,000       329,817
    Natexis AMBS Co. LLC, Preferred, Class A,
      144A                                         8.440%  12/29/2049     205,000       236,406
                                                                                   ------------
                                                                                      3,745,255
                                                                                   ------------
    ELECTRIC: 3.5%
    Alabama Power Co., Senior Note                 4.875%  09/01/2004     125,000       126,426
    Appalachian Power Co., Senior Note, Series E   4.800%  06/15/2005      70,000        71,880
    Carolina Power & Light Co., Note               6.500%  07/15/2012      80,000        87,300
    Cincinnati Gas & Electric, Co., Note           5.700%  09/15/2012      80,000        82,673
    Comed Financing III, Guaranteed Preferred
      Note                                         6.350%  03/15/2033      95,000        92,517
    Dominion Resources Capital Trust III,
      Guaranteed Capital Secured Note              8.400%  01/15/2031      95,000       112,102
    Dominion Resources, Inc., Series B, Senior
      Note                                         7.625%  07/15/2005     130,000       138,255
    Entergy Gulf States, Inc., Note                5.200%  12/03/2007     120,000       121,877
    Exelon Generation Co. LLC, Senior Note         6.950%  06/15/2011      40,000        44,564
    Florida Power & Light Co., Note                6.875%  12/01/2005      35,000        37,399
    MidAmerican Energy Holdings, Inc., Senior
      Note                                         7.520%  09/15/2008      75,000        84,144
    Northern States Power Co., Note                2.875%  08/01/2006      60,000        59,750
    Oncor Electric Delivery Co., Senior Secured
      Note                                         7.000%  05/01/2032      85,000        92,046
    Pacific Gas & Electric Co., Note               6.050%  03/01/2034     290,000       274,253
    Powergen US Funding LLC, Guaranteed Note       4.500%  10/15/2004     135,000       136,420
    Public Service Co. of Colorado, Note           4.375%  10/01/2008     135,000       136,669
    Public Service Electric & Gas Co., Note        6.500%  05/01/2004     195,000       195,000

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    TXU Energy Co., Senior Note                    7.000%  03/15/2013  $  165,000  $    182,392
    Western Resources, Inc., Note                  7.875%  05/01/2007     150,000       166,950
                                                                                   ------------
                                                                                      2,242,617
                                                                                   ------------
    ENTERTAINMENT: 0.1%
    GTECH Holdings Corp., Senior Note              4.750%  10/15/2010      80,000        79,886
                                                                                   ------------
    ENVIRONMENTAL CONTROLS: 0.3%
    Waste Management, Inc., Senior Note            6.500%  11/15/2008     175,000       190,760
                                                                                   ------------
    FOREST PRODUCTS & PAPER: 0.3%
    Weyerhaeuser Co., Note                         6.750%  03/15/2012     120,000       131,551
    Weyerhaeuser Co., Note                         7.375%  03/15/2032      70,000        76,686
                                                                                   ------------
                                                                                        208,237
                                                                                   ------------
    GAS: 0.2%
    Schlumberger Technology Corp., Note, 144A      6.500%  04/15/2012     130,000       142,541
                                                                                   ------------
    HEALTH CARE - PRODUCTS: 0.2%
    Johnson & Johnson, Note                        8.720%  11/01/2024     110,000       118,157
                                                                                   ------------
    HEALTH CARE - SERVICES: 0.6%
    HCA, Inc., Senior Note                         7.875%  02/01/2011     205,000       226,330
    Wellpoint Health Networks, Inc., Note          6.375%  06/15/2006     135,000       144,901
                                                                                   ------------
                                                                                        371,231
                                                                                   ------------
    HOME BUILDERS: 0.2%
    Lennar Corp., Senior Note                      5.950%  03/01/2013      95,000        96,679
                                                                                   ------------
    HOUSEHOLD PRODUCTS & WARES: 0.2%
    Dial Corp. (The), Senior Note                  7.000%  08/15/2006     130,000       141,131
                                                                                   ------------
    INSURANCE: 2.0%
    Ace Capital Trust II, Note                     9.700%  04/01/2030      75,000        99,814
    AIG SunAmerica Global Financing IX, Senior
      Note, 144A                                   5.100%  01/17/2007      60,000        62,954
    Anthem Insurance Cos., Inc., Senior Note,
      144A                                         9.000%  04/01/2027     135,000       179,232
    AON Corp., Note                                6.700%  01/15/2007     145,000       156,853
    Berkshire Hathaway Finance Corp., Senior
      Note, 144A                                   3.375%  10/15/2008     190,000       185,759
    Fund American Cos., Inc., Guaranteed Senior
      Note                                         5.875%  05/15/2013     225,000       226,300
    Metlife, Inc., Senior Note                     5.250%  12/01/2006      80,000        83,901
    Monumental Global Funding II, Senior Secured
      Note, Series A, 144A                         5.200%  01/30/2007     205,000       215,150
    Prudential Financial, Inc., Note, (MTN)        3.750%  05/01/2008      75,000        74,533
                                                                                   ------------
                                                                                      1,284,496
                                                                                   ------------
    LEISURE TIME: 0.1%
    Harley-Davidson, Inc., 144A                    3.625%  12/15/2008      95,000        93,667
                                                                                   ------------
    LODGING: 0.3%
    Harrah's Operating, Inc., Guaranteed Senior
      Note                                         7.500%  01/15/2009      75,000        84,082
    Harrahs Operating, Inc., Senior Note           7.125%  06/01/2007      35,000        38,620
    Marriott International, Inc., Series C, Note   7.875%  09/15/2009      40,000        46,010
                                                                                   ------------
                                                                                        168,712
                                                                                   ------------
    MACHINERY - CONSTRUCTION & MINING: 0.4%
    Caterpillar Financial Services Corp., Note     6.875%  08/01/2004     235,000       238,145
                                                                                   ------------
    MEDIA: 2.0%
    British Sky Broadcasting Group PLC,
      Guaranteed Note                              6.875%  02/23/2009     205,000       226,684
    Comcast Cable Communications Corp., Senior
      Note                                         7.125%  06/15/2013     350,000       387,895
    News America Holdings, Inc., Senior Note       9.250%  02/01/2013     150,000       190,411
    Time Warner, Inc., Note                        6.750%  04/15/2011     110,000       119,688

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    Time Warner, Inc., Note                        7.625%  04/15/2031  $  155,000  $    169,630
    Univision Communications, Inc., Senior Note    7.850%  07/15/2011     135,000       157,298
                                                                                   ------------
                                                                                      1,251,606
                                                                                   ------------
    MINING: 1.0%
    Barrick Gold Finance, Inc., Guaranteed Note    7.500%  05/01/2007      70,000        78,811
    Corp Nacional del Cobre de Chile, Note, 144A   5.500%  10/15/2013     205,000       203,950
    Inco, Ltd., Note                               7.750%  05/15/2012     295,000       341,963
                                                                                   ------------
                                                                                        624,724
                                                                                   ------------
    MISCELLANEOUS - MANUFACTURING: 2.0%
    3M Co., Note, (MTN)                            4.250%  09/01/2004     280,000       282,610
    General Electric Co., Note                     5.000%  02/01/2013     660,000       656,213
    Tyco International Group SA, Guaranteed Note   6.875%  01/15/2029     145,000       146,273
    Tyco International Group SA, Note, 144A        6.000%  11/15/2013     170,000       172,334
                                                                                   ------------
                                                                                      1,257,430
                                                                                   ------------
    OIL & GAS: 1.5%
    BP Capital Markets PLC, Guaranteed Note        4.000%  04/29/2005     175,000       178,448
    Devon Financing Corp. ULC, Note                7.875%  09/30/2031     135,000       155,714
    Motiva, Ltd. Note, 144A                        5.200%  09/15/2012     110,000       110,724
    Pennzoil Co., Note                            10.250%  11/01/2005      25,000        27,665
    Phillips Petroleum Co., Note                   6.375%  03/30/2009      50,000        54,794
    Phillips Petroleum Co., Note                   8.750%  05/25/2010      85,000       103,882
    Valero Energy Corp., Note                      7.500%  04/15/2032      70,000        78,668
    XTO Energy, Inc., Senior Note                  7.500%  04/15/2012     200,000       229,725
                                                                                   ------------
                                                                                        939,620
                                                                                   ------------
    OIL & GAS SERVICES: 0.2%
    Seacor Holdings, Inc., Senior Note             5.875%  10/01/2012     105,000       106,417
                                                                                   ------------
    PACKAGING & CONTAINERS: 0.2%
    Packaging Corp. of America, Note               5.750%  08/01/2013     135,000       135,659
                                                                                   ------------
    PHARMACEUTICALS: 0.5%
    Abbott Laboratories, Inc., Note                5.125%  07/01/2004     300,000       301,851
                                                                                   ------------
    PIPELINES: 1.0%
    Centerpoint Energy Resources Corp., Series
      B, Senior Note                               7.875%  04/01/2013     220,000       248,105
    Kinder Morgan, Inc., Note                      7.250%  03/01/2028      70,000        75,311
    KN Capital Trust III, Note                     7.630%  04/15/2028     135,000       146,426
    Panhandle Eastern Pipe Line, Senior Note       4.800%  08/15/2008     105,000       106,639
    Panhandle Eastern Pipe Line, Series A,
      Senior Note, 144A                            2.750%  03/15/2007      75,000        73,286
                                                                                   ------------
                                                                                        649,767
                                                                                   ------------
    REAL ESTATE: 0.2%
    Societe Generale Real Estate Co., LLC, Note,
      144A                                         7.640%  12/29/2049     100,000       112,160
                                                                                   ------------
    REAL ESTATE INVESTMENT TRUST: 0.1%
    Simon Property Group, LP REIT, Note            6.375%  11/15/2007      80,000        87,498
                                                                                   ------------
    RETAIL: 0.5%
    Wal-Mart Stores, Inc., Note                    6.550%  08/10/2004     280,000       283,979
                                                                                   ------------
    SAVINGS & LOANS: 1.1%
    Golden West Financial Corp., Note              4.125%  08/15/2007     155,000       160,087
    Sovereign Bancorp, Inc., Senior Note          10.500%  11/15/2006     175,000       204,122
    Washington Mutual, Inc., Note                  7.500%  08/15/2006     290,000       318,607
                                                                                   ------------
                                                                                        682,816
                                                                                   ------------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    SEMICONDUCTORS: 0.2%
    Texas Instruments, Inc., Senior Note           7.000%  08/15/2004  $  115,000  $    116,742
                                                                                   ------------
    TELECOMMUNICATIONS: 1.9%
    AT&T Corp., Senior Note                        8.000%  11/15/2031     195,000       206,372
    Deutsche Telekom International Finance BV,
      Note                                         9.250%  06/01/2032      95,000       126,942
    Sprint Capital Corp., Note                     8.750%  03/15/2032     295,000       352,381
    Telefonos de Mexico SA, Note, 144A             4.500%  11/19/2008     165,000       163,064
    TELUS Corp., Note                              8.000%  06/01/2011     155,000       179,793
    Verizon Global Funding Corp., Note             7.750%  12/01/2030     125,000       143,030
                                                                                   ------------
                                                                                      1,171,582
                                                                                   ------------
    TRANSPORTATION: 0.4%
    FedEx Corp., Note, 144A                        3.500%  04/01/2009     260,000       251,437
                                                                                   ------------

     TOTAL CORPORATE OBLIGATIONS (COST - $20,250,143)                                20,287,844
                                                                                   ------------

    SOVEREIGN DEBT OBLIGATIONS: 0.7%
    CANADA: 0.3%
    Saskatchewan Province (Yankee)                 8.000%  07/15/2004     150,000       151,959
                                                                                   ------------
    MEXICO: 0.4%
    United Mexican States                          8.300%  08/15/2031     255,000       273,615
                                                                                   ------------

     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $414,921)                                 425,574
                                                                                   ------------

    COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%
    IMPAC CMB Trust, Series 2002-3, Class 1A1,
      (FRN)                                        1.370%  06/25/2032     387,742       388,184
    Mellon Residential Funding Corp., Series
      2001-TBC1, Class A1, (FRN)                   1.450%  11/15/2031      19,071        19,110
                                                                                   ------------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $406,810)                        407,294
                                                                                   ------------

    ASSET BACKED SECURITIES: 10.3%
    Aames Mortgage Trust, Series 1999-1, Class
      AF                                           7.290%  07/15/2029      72,025        74,604
    Aames Mortgage Trust, Series 1999-2, Class
      AF                                           7.589%  10/15/2029      44,807        46,813
    American Express Credit Account Master
      Trust, Series 2000-2, Class A, (FRN)         1.265%  09/17/2007     195,000       195,259
    BA Master Credit Card Trust, Series 2001-A,
      Class A, (FRN)                               1.220%  06/15/2008     380,000       380,777
    Bank One Issuance Trust, Series 2003-A2,
      Class A, (FRN)                               1.150%  10/15/2008     276,000       276,149
    Citibank Credit Card Master Trust, Series
      2002-A5, Class A5, (FRN)                     1.150%  09/17/2007     143,000       143,044
    Cityscape Home Equity Loan Trust, Series
      1996-3, Class A8                             7.650%  09/25/2025      69,014        68,966
    Countrywide Asset-Backed Securities, Inc.,
      Series 2002-D, (FRN)                         1.340%  08/15/2028     466,316       465,690
    Countrywide Home Equity Loan Trust, Series
      2002-B, (FRN)                                1.350%  04/15/2028     417,135       417,192
    Delta Funding Home Equity Loan Trust, Series
      1999-3, Class A1F                            7.462%  09/15/2029      25,250        27,096
    Discover Card Master Trust I, Series 1999-5,
      Class A, (FRN)                               1.280%  12/18/2006     175,000       175,036
    EQCC Home Equity Loan Trust, Series 1993-3,
      Class A7F                                    7.448%  08/25/2030      25,361        26,233
    Falcon Franchise Loan LLC, Series 2001-1,
      Class A1                                     7.382%  05/05/2010     190,877       204,520
    FHLMC, Series T-049, Class AV, (FRN)           1.250%  12/25/2032     112,116       112,213
    Fleet Credit Card Master Trust, Series
      2001-A, Class A, (FRN)                       1.250%  08/15/2008     285,000       285,668
    Fleet Home Equity Loan Trust, Series 2003-1,
      Class A, (FRN)                               1.350%  01/20/2033     148,081       148,177
    FNMA, Series 2002-T10, Class A1, (FRN)         1.220%  06/25/2032     107,538       107,208
    FNMA, Series 2002-T13, Class A1, (FRN)         1.200%  08/25/2032     173,294       173,257
    FNMA, Series 2003-T3, Class 1A, (FRN)          1.220%  06/25/2033     259,336       259,336
    FNMA, Series 2003-T4, Class 1A, (FRN)          1.210%  09/26/2033     238,753       238,834
    Greenpoint Home Equity Loan Trust, Series
      2001-1, Class A2, (FRN)                      1.330%  04/15/2027      89,841        90,048
    Greenpoint Home Equity Loan Trust, Series
      2003-1, Class 1, (FRN)                       1.370%  04/15/2029     201,814       202,021
    MBNA Master Credit Card Trust II, Series
      1995-A, Class A, (FRN)                       1.370%  01/16/2007     165,000       165,133
    MBNA Master Credit Card Trust II, Series
      2001-4A, Class A, (FRN)                      1.230%  02/15/2007     410,000       410,204

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    Mellon Bank Home Equity Loan Trust, Series
      2001-1, Class A, (FRN)                       1.340%  03/20/2027  $  172,429  $    172,516
    Merrill Lynch Home Equity Loan, Series
      1997-1, Class A, (FRN)                       1.280%  09/25/2027     109,467       109,425
    Morgan Stanley Dean Witter Credit Card
      Trust, Series 2003-1, Class 11/15, (FRN)     1.370%  11/25/2015     197,209       197,668
    New Century Home Equity Loan Trust, Series
      1999-NCB, Class A7                           7.540%  06/25/2029      37,361        38,652
    New Century Home Equity Trust, Series
      1999-NCB, Class A4                           7.530%  09/25/2028      19,895        20,120
    Residential Asset Mortgage Products, Inc.,
      Series 2003-RS2, Class AII, (FRN)            1.440%  08/25/2020         685           686
    Residential Asset Securities Corp., Series
      2001-KS4, Class AIB, (FRN)                   1.420%  05/25/2032     144,335       144,475
    Residential Funding Mortgage Securities II,
      Series 2003-HS1, Class AII, (FRN)            1.390%  01/25/2033      76,613        76,708
    Soundview Home Equity Loan ABC, Series
      2001-1, Class A                              6.265%  04/15/2031      50,163        51,902
    Structured Asset Securities Trust, Series
      2002-BC1, Class A, FSA, (FRN)                1.380%  01/25/2032     202,273       202,462
    Structured Asset Securities Trust, Series
      2002-BC3, Class A, (FRN)                     1.370%  06/25/2032     254,874       255,113
    UCFC Home Equity Loan, Series 1997-C, Class
      A7                                           6.845%  01/15/2029      73,480        75,197
    Wachovia Asset Securitization, Inc., Series
      2002-HE2, Class A, (FRN)                     1.530%  12/25/2032     410,716       412,668
    Wachovia Asset Securitization, Inc., Series
      2003-HE1, Class A1, (FRN)                    1.390%  03/25/2033      92,586        92,698
                                                                                   ------------
     TOTAL ASSET BACKED SECURITIES (COST - $6,527,773)                                6,543,768
                                                                                   ------------

    REPURCHASE AGREEMENTS: 9.1%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $5,741,467:
      Issued 04/30/04 (collateralized by
      $5,965,458 par of FNMA, 3.435% due
      05/01/2036 with a market value of
      $6,028,620) (Cost - $5,741,467)              0.710%  05/03/2004   5,741,467     5,741,467
                                                                                   ------------

    SHORT-TERM INVESTMENTS: 4.0%
    U.S. Treasury Bill(1)                          0.900%  05/27/2004   2,500,000     2,498,375
    U.S. Treasury Bill(1)                          0.908%  05/27/2004      27,000        26,960
                                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS (COST - $2,525,335)                                 2,525,335
                                                                                   ------------

    TOTAL INVESTMENTS: 117.5% (COST - $74,871,373)                                   74,344,498

    LIABILITIES, NET OF OTHER ASSETS: (17.5%)                                       (11,092,925)
                                                                                   ------------

    NET ASSETS: 100.0%                                                             $ 63,251,573
                                                                                   ============

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exemptfrom registration, normally to qualified buyers. At April 30, 2004, the aggregate value of the securities is $3,197,785 or 5.1% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2004                         RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     38.4%
    U.S. TREASURY OBLIGATIONS: 37.4%
    U.S. Treasury Inflation Indexed
      Bond                             1.875%  07/15/2013  $2,295,849   $ 2,264,102
    U.S. Treasury Note                 2.125%  08/31/2004     510,000       511,773
    U.S. Treasury Note                 2.250%  07/31/2004   3,595,000     3,605,674
    U.S. Treasury Note                 3.250%  05/31/2004     615,000       616,081
    U.S. Treasury Note                 3.875%  02/15/2013   3,615,000     3,476,896
    U.S. Treasury Note                 4.000%  02/15/2014     320,000       307,400
    U.S. Treasury Note                 4.375%  08/15/2012      50,000        50,096
    U.S. Treasury Note                 5.000%  02/15/2011      90,000        94,940
                                                                        -----------
                                                                         10,926,962
                                                                        -----------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 1.0%
    FHLMC - Pool # M80697              6.500%  08/01/2008     106,779       109,344
    FNMA - Pool # 254401               6.000%  07/01/2009     181,968       185,968
                                                                        -----------
                                                                            295,312
                                                                        -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $11,385,188)     11,222,274
                                                                        -----------

    CORPORATE OBLIGATIONS: 48.5%
    AUTO MANUFACTURERS: 0.4%
    DaimlerChrysler North America
      Holding Corp., Senior Global
      Note                             7.300%  01/15/2012      95,000       105,065
                                                                        -----------
    BANKS: 3.6%
    Bank of America Corp.,
      Subordinated Note                7.400%  01/15/2011      65,000        74,743
    Bank One Corp., Note               7.625%  08/01/2005      90,000        96,026
    BankAmerica Corp., Senior Global
      Note                             6.625%  06/15/2004      80,000        80,495
    First Union Corp., Note            7.550%  08/18/2005      80,000        85,547
    RBS Capital Trust I, Secured
      Note                             4.709%  12/31/2049     210,000       198,148
    Wachovia Corp., Note               6.700%  06/21/2004     160,000       161,148
    Wells Fargo & Co., Note            5.125%  02/15/2007     200,000       210,527
    Wells Fargo & Co., Note            6.625%  07/15/2004      75,000        75,789
    Wells Fargo Financial, Inc.,
      Global Note                      5.450%  05/03/2004      80,000        80,000
                                                                        -----------
                                                                          1,062,423
                                                                        -----------
    BEVERAGES: 0.9%
    Coca-Cola Co. (The), Senior Note   4.000%  06/01/2005      95,000        96,948
    Diageo Capital PLC, Note           6.625%  06/24/2004     165,000       166,239
                                                                        -----------
                                                                            263,187
                                                                        -----------
    COMMERCIAL SERVICES: 0.5%
    RR Donnelley & Sons Co., Senior
      Note, 144A                       3.750%  04/01/2009     135,000       131,972
                                                                        -----------
    COMPUTERS: 0.2%
    NCR Corp., Senior Note             7.125%  06/15/2009      55,000        60,761
                                                                        -----------
    COSMETICS & PERSONAL CARE: 0.1%
    Gillette Co., Senior Note, 144A    3.750%  12/01/2004      40,000        40,496
                                                                        -----------
    DIVERSIFIED FINANCIAL SERVICES: 18.0%
    American Honda Finance Corp.,
      Note, 144A                       3.850%  11/06/2008     110,000       109,347
    BNP US Funding LLC, Preferred
      Class A, 144A                    7.738%  12/31/2049     240,000       271,338
    Capital One Bank, Note, (MTN)      5.125%  02/15/2014     130,000       124,352
    CIT Group, Inc., Senior Note       5.500%  11/30/2007      90,000        95,095
    CIT Group, Inc., Senior Note       5.750%  09/25/2007      45,000        47,946
    Citigroup, Inc., Global Senior
      Note                             5.125%  05/05/2014     185,000       183,341
    Core Investment Grade Bond
      Trust, Series 2002-1, Class
      CERT                             4.727%  11/30/2007     195,000       200,830
    Countrywide Home Loans, Inc.,
      Note, (MTN)                      5.250%  06/15/2004      80,000        80,351
    Countrywide Home Loans, Inc.,
      Note, (MTN)                      6.250%  04/15/2009     200,000       216,502
    Credit Suisse First Boston USA,
      Inc., Note                       6.500%  01/15/2012     110,000       120,150
    ERAC USA Finance Co., Guaranteed
      Note, 144A                       7.350%  06/15/2008      75,000        84,202
    Ford Motor Credit Co., Global
      Note                             7.000%  10/01/2013     445,000       457,651
    General Electric Capital Corp.,
      Note                             4.250%  01/15/2008     545,000       556,010

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    General Motors Acceptance Corp., Global Note   6.875%  09/15/2011  $  505,000   $   530,054
    Goldman Sachs Group, Inc., Senior Note         3.875%  01/15/2009     105,000       103,377
    Goldman Sachs Group, Inc., Senior Note         4.750%  07/15/2013     270,000       256,846
    Household Finance Corp., Note                  4.125%  12/15/2008     420,000       419,820
    International Lease Finance Corp., Global
      Note                                         5.625%  06/01/2007      40,000        42,557
    International Lease Finance Corp., Note        5.875%  05/01/2013      30,000        31,308
    John Deere Capital Corp., Note                 3.900%  01/15/2008      75,000        75,342
    JP Morgan Chase & Co., Global Subordinated
      Note                                         6.625%  03/15/2012     215,000       236,660
    MBNA Corp., Senior Note, (MTN)                 7.500%  03/15/2012     100,000       114,776
    Merrill Lynch & Co., Inc., Note, (MTN)         5.350%  06/15/2004     155,000       155,726
    Merrill Lynch & Co., Inc., Note, 144A          3.700%  04/21/2008      45,000        44,671
    Morgan Stanley Dean Witter & Co., Note         5.800%  04/01/2007     350,000       373,857
    Morgan Stanley, Global Note                    5.300%  03/01/2013      70,000        69,961
    Natexis AMBS Co. LLC, Preferred, Class A,
      144A                                         8.440%  12/29/2049     170,000       196,044
    USA Education, Inc., Note, (MTN)               5.625%  04/10/2007      50,000        53,440
                                                                                    -----------
                                                                                      5,251,554
                                                                                    -----------
    ELECTRIC: 3.8%
    Alabama Power Co., Senior Note                 4.875%  09/01/2004      90,000        91,027
    Entergy Gulf States, Inc., Note                5.200%  12/03/2007      95,000        96,486
    Exelon Generation Co. LLC, Senior Note         6.950%  06/15/2011      40,000        44,564
    Florida Power & Light Co., Note                6.875%  12/01/2005      45,000        48,085
    MidAmerican Energy Holdings, Inc., Senior
      Note                                         7.520%  09/15/2008      80,000        89,753
    Northern States Power Co., Note                2.875%  08/01/2006      55,000        54,771
    Oncor Electric Delivery Co., Senior Secured
      Note                                         6.375%  05/01/2012      55,000        59,588
    Pacific Gas & Electric Co., Note               4.800%  03/01/2014     160,000       153,085
    Powergen US Funding LLC, Guaranteed Note       4.500%  10/15/2004      80,000        80,841
    Public Service Electric & Gas Co., Note        6.500%  05/01/2004     125,000       125,000
    TXU Energy Co., Senior Note                    7.000%  03/15/2013     110,000       121,595
    Western Resources, Inc., Note                  7.875%  05/01/2007     135,000       150,255
                                                                                    -----------
                                                                                      1,115,050
                                                                                    -----------
    ENVIRONMENTAL CONTROLS: 0.6%
    Waste Management, Inc., Senior Note            6.500%  11/15/2008     155,000       168,958
                                                                                    -----------
    FOREST PRODUCTS & PAPER: 0.3%
    Weyerhaeuser Co., Note                         6.750%  03/15/2012      70,000        76,738
                                                                                    -----------
    GAS: 0.2%
    Schlumberger Technology Corp., Note, 144A      6.500%  04/15/2012      65,000        71,271
                                                                                    -----------
    HEALTH CARE - PRODUCTS: 0.6%
    Johnson & Johnson, Note                        8.720%  11/01/2024     165,000       177,236
                                                                                    -----------
    HEALTH CARE - SERVICES: 0.3%
    HCA, Inc., Senior Note                         7.875%  02/01/2011      45,000        49,682
    Wellpoint Health Networks, Inc., Note          6.375%  06/15/2006      30,000        32,200
                                                                                    -----------
                                                                                         81,882
                                                                                    -----------
    HOME BUILDERS: 0.1%
    Lennar Corp., Senior Note                      5.950%  03/01/2013      25,000        25,442
                                                                                    -----------
    INSURANCE: 2.9%
    AIG SunAmerica Global Financing IX, Senior
      Note, 144A                                   5.100%  01/17/2007      35,000        36,723
    AON Corp., Note                                6.700%  01/15/2007      65,000        70,313
    Berkshire Hathaway Finance Corp., Senior
      Note, 144A                                   3.375%  10/15/2008     235,000       229,755
    Fund American Cos., Inc., Guaranteed Senior
      Note                                         5.875%  05/15/2013      60,000        60,347
    Metlife, Inc., Senior Note                     5.250%  12/01/2006      35,000        36,707
    Monumental Global Funding II, Senior Secured
      Note, Series A, 144A                         5.200%  01/30/2007     165,000       173,170
    Prudential Financial, Inc., Note, (MTN)        3.750%  05/01/2008      60,000        59,626
    Travelers Property Casualty Corp., Senior
      Note                                         3.750%  03/15/2008      90,000        89,808
    XL Capital Finance PLC, Guaranteed Senior
      Note                                         6.500%  01/15/2012      75,000        82,130
                                                                                    -----------
                                                                                        838,579
                                                                                    -----------
    LEISURE TIME: 0.3%
    Harley-Davidson, Inc., 144A                    3.625%  12/15/2008      85,000        83,807
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    LODGING: 0.2%
    Harrahs Operating, Inc., Senior Note           7.125%  06/01/2007  $   60,000   $    66,205
                                                                                    -----------
    MACHINERY - CONSTRUCTION & MINING: 0.6%
    Caterpillar Financial Services Corp., Note     6.875%  08/01/2004     170,000       172,275
                                                                                    -----------
    MEDIA: 2.2%
    British Sky Broadcasting Group PLC,
      Guaranteed Note                              6.875%  02/23/2009      90,000        99,520
    Comcast Cable Communications Corp., Senior
      Note                                         7.125%  06/15/2013     160,000       177,323
    News America Holdings, Inc., Senior Note       9.250%  02/01/2013     110,000       139,635
    Time Warner, Inc., Note                        6.750%  04/15/2011      80,000        87,045
    Univision Communications, Inc., Senior Note    7.850%  07/15/2011     110,000       128,169
                                                                                    -----------
                                                                                        631,692
                                                                                    -----------
    MINING: 1.2%
    Barrick Gold Finance, Inc., Guaranteed Note    7.500%  05/01/2007      65,000        73,182
    Corp Nacional del Cobre de Chile, Note, 144A   5.500%  10/15/2013     145,000       144,257
    Inco, Ltd., Note                               7.750%  05/15/2012     110,000       127,512
                                                                                    -----------
                                                                                        344,951
                                                                                    -----------
    MISCELLANEOUS - MANUFACTURING: 1.3%
    3M Co., Note, (MTN)                            4.250%  09/01/2004     195,000       196,817
    Tyco International Group SA, Note, 144A        6.000%  11/15/2013     190,000       192,608
                                                                                    -----------
                                                                                        389,425
                                                                                    -----------
    OIL & GAS: 2.1%
    BP Capital Markets PLC, Guaranteed Note        4.000%  04/29/2005     115,000       117,266
    Devon Financing Corp., ULC, Note               6.875%  09/30/2011     115,000       127,678
    Motiva, Ltd. Note, 144A                        5.200%  09/15/2012     115,000       115,757
    Phillips Petroleum Co., Note                   6.375%  03/30/2009      45,000        49,315
    Phillips Petroleum Co., Note                   8.750%  05/25/2010      85,000       103,882
    Valero Energy Corp., Note                      6.875%  04/15/2012      95,000       105,050
                                                                                    -----------
                                                                                        618,948
                                                                                    -----------
    OIL & GAS SERVICES: 0.3%
    Seacor Holdings, Inc., Senior Note             5.875%  10/01/2012      85,000        86,147
                                                                                    -----------
    PACKAGING & CONTAINERS: 0.3%
    Packaging Corp. of America, Note               5.750%  08/01/2013     100,000       100,488
                                                                                    -----------
    PHARMACEUTICALS: 0.6%
    Abbott Laboratories, Inc., Note                5.125%  07/01/2004     180,000       181,111
                                                                                    -----------
    PIPELINES: 1.4%
    Centerpoint Energy Resources Corp., Series
      B, Senior Note                               7.875%  04/01/2013     160,000       180,440
    Kinder Morgan, Inc., Senior Note               6.500%  09/01/2012      75,000        80,725
    Panhandle Eastern Pipe Line, Senior Note       4.800%  08/15/2008      85,000        86,327
    Panhandle Eastern Pipe Line, Series A,
      Senior Note, 144A                            2.750%  03/15/2007      55,000        53,743
                                                                                    -----------
                                                                                        401,235
                                                                                    -----------
    REAL ESTATE: 0.3%
    Societe Generale Real Estate Co., LLC, Note,
      144A                                         7.640%  12/29/2049      90,000       100,944
                                                                                    -----------
    RETAIL: 0.6%
    Wal-Mart Stores, Inc., Note                    6.550%  08/10/2004     185,000       187,629
                                                                                    -----------
    SAVINGS & LOANS: 0.8%
    Golden West Financial Corp., Note              4.125%  08/15/2007      80,000        82,626
    Washington Mutual, Inc., Note                  7.500%  08/15/2006     145,000       159,304
                                                                                    -----------
                                                                                        241,930
                                                                                    -----------
    SEMICONDUCTORS: 0.3%
    Texas Instruments, Inc., Senior Note           7.000%  08/15/2004      75,000        76,136
                                                                                    -----------
    TELECOMMUNICATIONS: 3.4%
    AT&T Corp., Senior Note                        7.300%  11/15/2011     215,000       235,912

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    Deutsche Telekom International Finance BV,
      Note                                         8.500%  06/15/2010  $   60,000   $    70,895
    Sprint Capital Corp., Note                     8.375%  03/15/2012     210,000       246,466
    Telefonos de Mexico SA, Note, 144A             4.500%  11/19/2008     145,000       143,299
    TELUS Corp., Note                              8.000%  06/01/2011     105,000       121,796
    Verizon Global Funding Corp., Note             7.250%  12/01/2010     145,000       163,924
                                                                                    -----------
                                                                                        982,292
                                                                                    -----------
    TRANSPORTATION: 0.1%
    FedEx Corp., Note, 144A                        3.500%  04/01/2009      45,000        43,518
                                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS (COST - $13,948,342)                                14,179,347
                                                                                    -----------

    SOVEREIGN DEBT OBLIGATIONS: 1.0%
    CANADA: 0.4%
    Saskatchewan Province (Yankee)                 8.000%  07/15/2004     110,000       111,437
                                                                                    -----------
    MEXICO: 0.6%
    United Mexican States                          6.375%  01/16/2013     170,000       172,125
                                                                                    -----------

     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $281,502)                                 283,562
                                                                                    -----------

    ASSET BACKED SECURITIES: 3.0%
    Aames Mortgage Trust, Series 1999-1, Class
      AF                                           7.290%  07/15/2029      47,431        49,130
    Aames Mortgage Trust, Series 1999-2, Class
      AF                                           7.589%  10/15/2029      69,943        73,073
    Cityscape Home Equity Loan Trust, Series
      1996-3, Class A8                             7.650%  09/25/2025      34,507        34,483
    Contimortgage Home Equity Loan Trust, Series
      1996-2, Class A8                             7.900%  07/15/2027     160,575       160,523
    Delta Funding Home Equity Loan Trust, Series
      1999-3, Class A1F                            7.462%  09/15/2029      19,057        20,450
    EQCC Home Equity Loan Trust, Series 1993-3,
      Class A7F                                    7.448%  08/25/2030      17,825        18,437
    Falcon Franchise Loan LLC, Series 2001-1,
      Class A1                                     7.382%  05/05/2010     308,003       330,018
    New Century Home Equity Loan Trust, Series
      1999-NCB, Class A7                           7.540%  06/25/2029      27,430        28,377
    New Century Home Equity Trust, Series
      1999-NCB, Class A4                           7.530%  09/25/2028      22,737        22,994
    Soundview Home Equity Loan ABC, Series
      2001-1, Class A                              6.265%  04/15/2031      89,189        92,282
    UCFC Home Equity Loan, Series 1997-C, Class
      A7                                           6.845%  01/15/2029      39,189        40,105
                                                                                    -----------
     TOTAL ASSET BACKED SECURITIES (COST - $860,275)                                    869,872
                                                                                    -----------

    REPURCHASE AGREEMENTS: 13.4%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $3,910,525:
      Issued 04/30/04 (collateralized by
      $4,078,326 par of FHLMC, 1.55% due
      11/15/2031 with a market value of
      $4,106,291) (Cost - $3,910,525)              0.710%  05/03/2004   3,910,525     3,910,525
                                                                                    -----------

    TOTAL INVESTMENTS: 104.3% (COST - $30,385,832)                                   30,465,580

    LIABILITIES, NET OF OTHER ASSETS: (4.3%)                                         (1,252,570)
                                                                                    -----------

    NET ASSETS: 100.0%                                                              $29,213,010
                                                                                    ===========

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2004, the aggregate value of the securities is $2,266,922 or 7.8% of the net assets.
 FRN  Floating Rate Note
 MTN  Medium-Term Note
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2004                         RATE     MATURITY    PAR/FACE      VALUE (A)

--------------------------------------------------------------------------------------

    CORPORATE OBLIGATIONS: 96.0%
    ADVERTISING: 0.7%
    RH Donnelley Finance Corp. I,
      Senior Note                      8.875%  12/15/2010  $ 1,315,000  $    1,466,225
    RH Donnelley Finance Corp. I,
      Senior Subordinated Note        10.875%  12/15/2012    4,075,000       4,849,250
    RH Donnelley Finance Corp. I,
      Senior Subordinated Note, 144A  10.875%  12/15/2012    3,475,000       4,135,250
                                                                        --------------
                                                                            10,450,725
                                                                        --------------
    AEROSPACE & DEFENSE: 0.4%
    L-3 Communications Corp., Senior
      Subordinated Note                7.625%  06/15/2012    4,488,000       4,835,820
    L-3 Communications Corp., Senior
      Subordinated Note                8.000%  08/01/2008    1,176,000       1,230,390
                                                                        --------------
                                                                             6,066,210
                                                                        --------------
    AGRICULTURE: 0.6%
    Gold Kist, Inc., Senior Note,
      144A                            10.250%  03/15/2014    2,420,000       2,541,000
    Seminis Vegetable Seeds, Inc.,
      Senior Subordinated Note        10.250%  10/01/2013    3,800,000       4,218,000
    Seminis, Inc., Senior
      Subordinated Note, 144A         10.250%  10/01/2013    1,515,000       1,681,650
                                                                        --------------
                                                                             8,440,650
                                                                        --------------
    APPAREL: 0.1%
    William Carter Co., Senior
      Subordinated Note               10.875%  08/15/2011    1,049,000       1,206,350
                                                                        --------------
    BEVERAGES: 0.4%
    Constellation Brands, Inc.,
      Guaranteed Senior Subordinated
      Note                             8.125%  01/15/2012    1,315,000       1,433,350
    Constellation Brands, Inc.,
      Senior Note                      8.625%  08/01/2006    4,315,000       4,746,500
                                                                        --------------
                                                                             6,179,850
                                                                        --------------
    BIOTECHNOLOGY: 0.0%
    Bio-Rad Laboratories, Inc.,
      Senior Subordinated Note         7.500%  08/15/2013      465,000         502,200
                                                                        --------------
    BUILDING MATERIALS: 0.5%
    American Standard, Inc., Senior
      Note                             7.375%  02/01/2008    2,675,000       2,929,125
    Nortek, Inc., Senior
      Subordinated Note                9.875%  06/15/2011    1,760,000       1,975,600
    US Concrete, Inc., Senior
      Subordinated Note, 144A          8.375%  04/01/2014    2,810,000       2,810,000
                                                                        --------------
                                                                             7,714,725
                                                                        --------------
    CHEMICALS: 2.4%
    Acetex Corp., Senior Note         10.875%  08/01/2009    2,005,000       2,205,500
    Airgas, Inc., Senior
      Subordinated Note, 144A          6.250%  07/15/2014    1,380,000       1,383,450
    ARCO Chemical Co., Note            9.800%  02/01/2020    1,410,000       1,402,950
    ARCO Chemical Co., Note           10.250%  11/01/2010    1,385,000       1,419,625
    FMC Corp., Note                    7.000%  05/15/2008      997,000       1,051,835
    FMC Corp., Senior Secured Note    10.250%  11/01/2009    8,533,000      10,068,940
    Huntsman LLC, Senior Secured
      Note                            11.625%  10/15/2010    3,745,000       4,119,500
    MacDermid, Inc., Senior
      Subordinated Note                9.125%  07/15/2011    3,382,000       3,804,750
    Nalco Co., Senior Note, 144A       7.750%  11/15/2011    5,450,000       5,736,125
    Nova Chemicals Corp., Senior
      Note                             6.500%  01/15/2012    2,460,000       2,460,000
    Rockwood Specialties Group,
      Inc., Senior Subordinated Note  10.625%  05/15/2011    1,065,000       1,134,225
                                                                        --------------
                                                                            34,786,900
                                                                        --------------
    COAL: 1.0%
    Luscar Coal, Ltd., Senior Note     9.750%  10/15/2011    5,622,000       6,380,970
    Massey Energy Co., Senior Note     6.625%  11/15/2010    2,795,000       2,808,975
    Peabody Energy Corp., Senior
      Note                             5.875%  04/15/2016    1,775,000       1,650,750
    Peabody Energy Corp., Senior
      Note                             6.875%  03/15/2013    3,373,000       3,507,920
                                                                        --------------
                                                                            14,348,615
                                                                        --------------
    COMMERCIAL SERVICES: 4.5%
    Corrections Corp. of America,
      Senior Note                      7.500%  05/01/2011    6,550,000       6,861,125
    Corrections Corp. of America,
      Senior Note                      9.875%  05/01/2009    4,448,000       5,015,120
    Corrections Corp. of America,
      Senior Subordinated Note, 144A   7.500%  05/01/2011    1,105,000       1,157,487

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE      VALUE (A)

    Geo Group (The), Inc., Senior Note             8.250%  07/15/2013  $ 3,520,000  $    3,660,800
    Quebecor Media, Inc., Senior Note             11.125%  07/15/2011      885,000       1,017,750
    Service Corp. International, Note              6.500%  03/15/2008      680,000         702,100
    Service Corp. International, Note              6.875%  10/01/2007    3,040,000       3,207,200
    Service Corp. International, Note              7.200%  06/01/2006    3,872,000       4,114,000
    Service Corp. International, Note              7.700%  04/15/2009    8,907,000       9,508,222
    Service Corp. International, Note              7.875%  02/01/2013       63,000          65,835
    Stewart Enterprises, Inc., Senior
      Subordinated Note                           10.750%  07/01/2008    5,984,000       6,761,920
    United Rentals North America, Inc., Senior
      Subordinated Note                            7.750%  11/15/2013   10,640,000      10,267,600
    United Rentals, Inc., Senior Note, 144A        6.500%  02/15/2012    6,315,000       6,093,975
    Universal Hospital Services, Inc., Note,
      144A                                        10.125%  11/01/2011    6,845,000       7,289,925
                                                                                    --------------
                                                                                        65,723,059
                                                                                    --------------
    COMPUTERS: 1.6%
    DigitalNet Holdings, Inc., Senior Note         9.000%  07/15/2010    2,071,000       2,226,325
    Seagate Technology Hdd Holdings Corp.,
      Senior Note                                  8.000%  05/15/2009    5,355,000       5,783,400
    Unisys Corp., Senior Note                      6.875%  03/15/2010   10,650,000      11,315,625
    Unisys Corp., Senior Note                      7.250%  01/15/2005      818,000         838,450
    Unisys Corp., Senior Note                      8.125%  06/01/2006    2,945,000       3,195,325
                                                                                    --------------
                                                                                        23,359,125
                                                                                    --------------
    COSMETICS & PERSONAL CARE: 0.2%
    Elizabeth Arden, Inc., Senior Subordinated
      Note, 144A                                   7.750%  01/15/2014    3,465,000       3,581,944
                                                                                    --------------
    DIVERSIFIED FINANCIAL SERVICES: 2.2%
    AES Ironwood LLC, Senior Secured Note          8.857%  11/30/2025      973,041       1,060,614
    AES Red Oak LLC, Series A, Senior
      Subordinated Note                            8.540%  11/30/2019    1,631,469       1,761,986
    AES Red Oak LLC, Series B, Senior
      Subordinated Note                            9.200%  11/30/2029    2,200,000       2,343,000
    Arch Western Finance LLC, Guaranteed Senior
      Note, 144A                                   6.750%  07/01/2013    5,580,000       5,747,400
    Consolidated Communications, Inc., Senior
      Note, 144A                                   9.750%  04/01/2012    2,030,000       2,090,900
    Couche-Tard US, LP/Couche-Tard Finance
      Corp., Senior Subordinated Note              7.500%  12/15/2013    1,815,000       1,905,750
    Hollinger Participation Trust, Senior Note,
      144A                                        12.125%  11/15/2010    7,897,501       9,190,717
    KRATON Polymers LLC/Capital Corp., Senior
      Subordinated Note, 144A                      8.125%  01/15/2014    1,475,000       1,570,875
    Midland Funding Corp. II, Subordinated
      Secured Note                                11.750%  07/23/2005    6,589,217       6,918,678
                                                                                    --------------
                                                                                        32,589,920
                                                                                    --------------
    ELECTRIC: 9.6%
    AES Corp. (The), Senior Note                   9.375%  09/15/2010      630,000         677,250
    AES Corp. (The), Senior Secured Note, 144A     8.750%  05/15/2013   26,370,000      28,677,375
    BRL Universal Equipment, LP, Senior Secured
      Note                                         8.875%  02/15/2008    8,239,000       8,856,925
    Edison Mission Energy Corp., Senior Note       9.875%  04/15/2011   10,025,000      10,325,750
    Edison Mission Energy Corp., Senior Note      10.000%  08/15/2008    2,690,000       2,824,500
    FPL Energy Wind Funding LLC, Note, 144A        6.876%  06/27/2017    3,650,000       3,668,250
    Homer City Funding LLC, Senior Secured Note    8.137%  10/01/2019    2,697,750       2,960,781
    Kansas Gas & Electric, Note                    8.290%  03/29/2016    1,100,000       1,127,500
    Midwest Generation LLC, Senior Note, 144A      8.750%  05/01/2034    6,225,000       6,193,875
    Midwest Generation LLC, Series 2000, Class A   8.300%  07/02/2009    4,475,000       4,564,500
    Midwest Generation LLC, Series 2000, Class B   8.560%  01/02/2016    2,625,000       2,690,625
    MSW Energy Holdings LLC/MSW Energy Finance
      Co., Inc., Senior Secured Note               8.500%  09/01/2010    2,940,000       3,189,900
    MSW Energy Holdings LLC/MSW Energy Finance
      Co., Inc., Senior Secured Note, 144A         7.375%  09/01/2010    2,470,000       2,556,450
    NRG Energy, Inc., Senior Note, 144A            8.000%  12/15/2013   16,320,000      16,442,400
    PSEG Energy Holdings, Inc., Senior Note        7.750%  04/16/2007    3,598,000       3,759,910
    PSEG Energy Holdings, Inc., Senior Note        8.625%  02/15/2008    3,995,000       4,294,625
    PSEG Energy Holdings, Inc., Senior Note       10.000%  10/01/2009    2,846,000       3,272,900
    Reliant Resources, Inc., Senior Secured Note   9.250%  07/15/2010   12,285,000      13,144,950
    Reliant Resources, Inc., Senior Secured Note   9.500%  07/15/2013   10,280,000      11,153,800
    Sithe/Independence Funding Corp., Guaranteed
      Secured Note                                 9.000%  12/30/2013    6,600,000       7,491,000

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Sithe/Independence Funding, Series A,
      Guaranteed Note                              8.500%  06/30/2007  $ 2,346,702  $    2,534,438
    Western Resources, Inc., Note                  7.875%  05/01/2007    1,075,000       1,196,475
                                                                                    --------------
                                                                                       141,604,179
                                                                                    --------------
    ELECTRICAL COMPONENTS & EQUIPMENT: 0.8%
    FIMEP SA, Senior Note                         10.500%  02/15/2013    3,485,000       4,060,025
    General Cable Corp., Senior Note, 144A         9.500%  11/15/2010    6,495,000       7,112,025
    Legrand SA, Note                               8.500%  02/15/2025      535,000         563,756
                                                                                    --------------
                                                                                        11,735,806
                                                                                    --------------
    ELECTRONICS: 0.8%
    Sanmina-SCI Corp., Senior Secured Note        10.375%  01/15/2010    8,548,000      10,001,160
    SCI Systems, Inc., Subordinated Note,
      Convertible                                  3.000%  03/15/2007    1,235,000       1,187,144
                                                                                    --------------
                                                                                        11,188,304
                                                                                    --------------
    ENERGY - ALTERNATE SOURCES: 0.5%
    Salton SEA Funding Corp., Series B, Senior
      Secured Note                                 7.475%  11/30/2018    1,266,819       1,380,832
    Salton SEA Funding Corp., Series C, Senior
      Secured Note                                 7.840%  05/30/2010    5,042,340       5,395,303
                                                                                    --------------
                                                                                         6,776,135
                                                                                    --------------
    ENTERTAINMENT: 3.2%
    Alliance Atlantis Communications, Inc.,
      Senior Subordinated Note                    13.000%  12/15/2009    7,468,000       8,326,820
    Argosy Gaming Co., Senior Subordinated Note    9.000%  09/01/2011    8,175,000       9,217,312
    Capitol Records, Inc., Guaranteed Note, 144A   8.375%  08/15/2009    2,015,000       2,236,650
    Horseshoe Gaming LLC, Senior Subordinated
      Note                                         8.625%  05/15/2009    7,037,000       7,353,665
    Isle of Capri Casinos, Inc., Senior
      Subordinated Note                            9.000%  03/15/2012    2,705,000       3,049,887
    Isle of Capri Casinos, Inc., Senior
      Subordinated Note, 144A                      7.000%  03/01/2014    5,000,000       4,900,000
    Penn National Gaming, Inc., Senior
      Subordinated Note                            8.875%  03/15/2010      415,000         451,312
    Penn National Gaming, Inc., Senior
      Subordinated Note                           11.125%  03/01/2008    3,160,000       3,507,600
    Regal Cinemas, Inc., Senior Subordinated
      Note                                         9.375%  02/01/2012    4,026,000       4,770,810
    Seneca Gaming Corp., Senior Note, 144A         7.250%  05/01/2012    1,770,000       1,803,364
    Warner Music Group, Senior Subordinated
      Note, 144A                                   7.375%  04/15/2014    1,710,000       1,718,550
                                                                                    --------------
                                                                                        47,335,970
                                                                                    --------------
    ENVIRONMENTAL CONTROLS: 1.9%
    Allied Waste North America, Inc., Senior
      Note                                         8.500%  12/01/2008   14,655,000      16,303,687
    Allied Waste North America, Inc., Senior
      Note                                         9.250%  09/01/2012    5,800,000       6,583,000
    Casella Waste Systems, Inc., Senior
      Subordinated Note                            9.750%  02/01/2013    4,675,000       5,200,937
                                                                                    --------------
                                                                                        28,087,624
                                                                                    --------------
    FOOD: 2.0%
    Dean Foods Co., Senior Note                    8.150%  08/01/2007    8,170,000       9,048,275
    Del Monte Corp., Senior Subordinated Note      8.625%  12/15/2012    1,105,000       1,221,025
    Pinnacle Foods Holding Corp., Senior
      Subordinated Note, 144A                      8.250%  12/01/2013    2,845,000       2,969,469
    Pinnacle Foods Holding Corp., Senior
      Subordinated Note, 144A                      8.250%  12/01/2013    2,460,000       2,567,625
    Smithfield Foods, Inc., Senior Note            8.000%  10/15/2009    3,910,000       4,310,775
    Smithfield Foods, Inc., Senior Note, Series
      B                                            7.750%  05/15/2013    5,015,000       5,416,200
    United Agri Products, Senior Note, 144A        8.250%  12/15/2011    3,435,000       3,890,137
                                                                                    --------------
                                                                                        29,423,506
                                                                                    --------------
    FOREST PRODUCTS & PAPER: 2.7%
    Cascades, Inc., Senior Note                    7.250%  02/15/2013    5,653,000       5,893,252
    Fort James Corp., Senior Note                  6.875%  09/15/2007      850,000         913,750
    Georgia-Pacific Corp., Note                    8.125%  05/15/2011    5,075,000       5,722,062
    Georgia-Pacific Corp., Note                    8.875%  05/15/2031    3,575,000       4,004,000
    Georgia-Pacific Corp., Senior Note             7.375%  07/15/2008    9,847,000      10,708,612
    Georgia-Pacific Corp., Senior Note             8.000%  01/15/2014      770,000         862,400
    Georgia-Pacific Corp., Senior Note             8.875%  02/01/2010    5,043,000       5,824,665

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Georgia-Pacific Corp., Senior Note             9.375%  02/01/2013  $ 1,725,000  $    2,005,312
    Millar Western Forest Products, Ltd., Senior
      Note, 144A                                   7.750%  11/15/2013    3,225,000       3,386,250
                                                                                    --------------
                                                                                        39,320,303
                                                                                    --------------
    HEALTH CARE - PRODUCTS: 1.0%
    Dade Behring, Inc., Senior Subordinated Note  11.910%  10/03/2010    5,845,709       6,751,794
    Kinetic Concepts, Inc., Senior Subordinated
      Note                                         7.375%  05/15/2013    2,241,000       2,353,050
    Sybron Dental Specialties, Inc., Senior
      Subordinated Note                            8.125%  06/15/2012    2,542,000       2,808,910
    VWR International, Inc., Senior Note, 144A     6.875%  04/15/2012      670,000         691,775
    VWR International, Inc., Senior Note, 144A     8.000%  04/15/2014    1,410,000       1,466,400
                                                                                    --------------
                                                                                        14,071,929
                                                                                    --------------
    HEALTH CARE - SERVICES: 1.9%
    Columbia/HCA Healthcare Corp., Note            7.500%  11/15/2020      765,000         708,343
    Coventry Health Care, Inc., Senior Note        8.125%  02/15/2012    5,418,000       6,095,250
    Mariner Health Care, Inc., Senior
      Subordinated Note, 144A                      8.250%  12/15/2013    3,960,000       3,999,600
    Pacificare Health Systems, Inc., Senior Note  10.750%  06/01/2009    3,209,000       3,730,462
    Psychiatric Solutions, Inc., Senior
      Subordinated Note                           10.625%  06/15/2013    2,410,000       2,753,425
    Select Medical Corp., Senior Subordinated
      Note                                         7.500%  08/01/2013    1,050,000       1,110,375
    Select Medical Corp., Senior Subordinated
      Note                                         9.500%  06/15/2009    4,713,000       5,184,300
    Triad Hospitals, Inc., Senior Note             7.000%  05/15/2012    3,455,000       3,370,214
    Triad Hospitals, Inc., Senior Note             8.750%  05/01/2009      507,000         562,136
                                                                                    --------------
                                                                                        27,514,105
                                                                                    --------------
    HOLDING COMPANIES - DIVERSIFIED: 0.3%
    Leucadia National Corp., Junior Subordinated
      Note                                         8.650%  01/15/2027    1,450,000       1,493,500
    Leucadia National Corp., Senior Note           7.000%  08/15/2013    2,450,000       2,499,000
                                                                                    --------------
                                                                                         3,992,500
                                                                                    --------------
    HOME BUILDERS: 1.0%
    K Hovnanian Enterprises, Inc., Guaranteed
      Senior Note                                 10.500%  10/01/2007    1,075,000       1,238,937
    K Hovnanian Enterprises, Inc., Senior Note     8.000%  04/01/2012    1,795,000       1,929,625
    Meritage Corp., Senior Note                    9.750%  06/01/2011    3,255,000       3,625,256
    Ryland Group, Inc., Senior Note                9.750%  09/01/2010    2,936,000       3,295,660
    Schuler Homes, Inc., Senior Note               9.375%  07/15/2009      235,000         259,675
    Standard Pacific Corp., Senior Note            6.875%  05/15/2011    2,210,000       2,215,525
    Standard Pacific Corp., Senior Note            7.750%  03/15/2013    1,195,000       1,239,812
    Standard-Pacific Corp., Senior Note            6.500%  10/01/2008    1,600,000       1,620,000
                                                                                    --------------
                                                                                        15,424,490
                                                                                    --------------
    HOUSEHOLD PRODUCTS & WARES: 0.1%
    Scotts Co. (The), Senior Subordinated Note,
      144A                                         6.625%  11/15/2013    1,750,000       1,802,500
                                                                                    --------------
    INSURANCE: 1.5%
    AFC Capital Trust I, Note                      8.207%  02/03/2027    3,375,000       3,408,750
    Allmerica Financial Corp., Senior Note         7.625%  10/15/2025    1,525,000       1,540,250
    Crum & Forster Holdings Corp., Note           10.375%  06/15/2013      830,000         917,150
    Fairfax Financial Holdings, Ltd., Note         6.875%  04/15/2008      750,000         772,500
    Fairfax Financial Holdings, Ltd., Note         7.375%  03/15/2006    4,045,000       4,247,250
    Fairfax Financial Holdings, Ltd., Note         7.375%  04/15/2018    3,530,000       3,265,250
    Fairfax Financial Holdings, Ltd., Note         7.750%  07/15/2037    4,350,000       3,893,250
    Markel Capital Trust I, Note                   8.710%  01/01/2046    4,380,000       4,544,951
                                                                                    --------------
                                                                                        22,589,351
                                                                                    --------------
    IRON & STEEL: 0.1%
    International Steel Group, Inc., Note, 144A    6.500%  04/15/2014    1,885,000       1,809,600
                                                                                    --------------
    LODGING: 6.0%
    Ameristar Casinos, Inc., Senior Subordinated
      Note                                        10.750%  02/15/2009    4,060,000       4,709,600
    Boyd Gaming Corp., Senior Subordianted Note,
      144A                                         6.750%  04/15/2014    3,030,000       2,984,550
    Chumash Casino & Resort Enterprise, Senior
      Note, 144A                                   9.000%  07/15/2010    2,885,000       3,202,350

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Hilton Hotels Corp., Note                      8.250%  02/15/2011  $ 2,275,000  $    2,610,562
    Mandalay Resort Group, Senior Note             9.500%  08/01/2008    3,162,000       3,683,730
    Mandalay Resort Group, Senior Subordinated
      Note                                        10.250%  08/01/2007   21,063,000      24,485,737
    MGM Mirage, Guaranteed Senior Subordinated
      Note                                         9.750%  06/01/2007    6,880,000       7,774,400
    MGM Mirage, Inc., Senior Note                  6.000%  10/01/2009    1,625,000       1,645,312
    MGM Mirage, Inc., Senior Note                  8.500%  09/15/2010   18,210,000      20,531,775
    Park Place Entertainment Corp., Note           8.500%  11/15/2006      625,000         684,375
    Park Place Entertainment Corp., Senior Note    7.500%  09/01/2009    1,800,000       1,962,000
    Starwood Hotels & Resorts, Inc., Note          6.750%  11/15/2005    2,005,000       2,105,250
    Station Casinos, Inc., Note, 144A              6.500%  02/01/2014    5,665,000       5,580,025
    Sun International Hotels, Ltd., Senior
      Subordinated Note                            8.875%  08/15/2011    1,546,000       1,716,060
    Venetian Casino Resort LLC, Note              11.000%  06/15/2010    3,745,000       4,381,650
                                                                                    --------------
                                                                                        88,057,376
                                                                                    --------------
    MACHINERY - DIVERSIFIED: 0.2%
    NMHG Holding, Co., Senior Note                10.000%  05/15/2009    2,510,000       2,786,100
                                                                                    --------------
    MEDIA: 14.3%
    Cablevision Systems Corp., Senior Note,
      (FRN), 144A                                  5.670%  04/01/2009    8,500,000       8,755,000
    Cablevision Systems Corp., Senior Note, 144A   8.000%  04/15/2012    6,400,000       6,416,000
    CanWest Media, Inc., Series B, Senior Note     7.625%  04/15/2013    7,420,000       7,902,300
    Charter Communications Operating LLC/Charter
      Communications Capital Corp., Senior Note,
      144A                                         8.375%  04/30/2014    5,090,000       5,013,650
    CSC Holdings, Inc., Senior Note                7.250%  07/15/2008      960,000       1,000,800
    CSC Holdings, Inc., Senior Note, Series B      8.125%  07/15/2009    1,157,000       1,235,097
    CSC Holdings, Inc., Senior Subordinated Note  10.500%  05/15/2016    7,985,000       9,182,750
    Dex Media East LLC/Dex Media East Finance
      Co., Senior Note                             9.875%  11/15/2009    8,050,000       9,026,062
    Dex Media West LLC/Dex Media Finance Co.,
      Note, 144A                                   8.500%  08/15/2010    5,505,000       5,972,925
    DirecTV Holdings LLC, Senior Note              8.375%  03/15/2013   30,597,000      34,192,148
    Echostar DBS Corp., Note, (FRN), 144A          4.360%  10/01/2008    4,830,000       5,023,200
    Echostar DBS Corp., Note, 144A                 5.750%  10/01/2008    3,005,000       3,012,513
    Echostar DBS Corp., Note, 144A                 6.375%  10/01/2011    8,275,000       8,368,094
    EchoStar DBS Corp., Senior Note                9.125%  01/15/2009    3,453,000       3,867,360
    EchoStar DBS Corp., Senior Note               10.375%  10/01/2007    6,488,000       7,015,150
    Emmis Operating Co., Senior Subordinated
      Note, 144A                                   6.875%  05/15/2012    2,995,000       2,987,513
    Gray Television, Inc., Senior Subordinated
      Note                                         9.250%  12/15/2011    3,425,000       3,836,000
    Mediacom LLC/Mediacom Capital Corp., Senior
      Note                                         9.500%  01/15/2013    4,550,000       4,527,250
    Medianews Group, Inc., Senior Subordinated
      Note                                         6.875%  10/01/2013    3,360,000       3,326,400
    Morris Publishing Group, Inc., Senior
      Subordinated Note, 144A                      7.000%  08/01/2013    4,125,000       4,145,625
    Radio One, Inc., Senior Subordinated Note      8.875%  07/01/2011    6,965,000       7,713,738
    Readers Digest Association (The), Inc.,
      Senior Note, 144A                            6.500%  03/01/2011    4,810,000       4,858,100
    Rogers Cablesystems Ltd., Senior
      Subordinated Note                           11.000%  12/01/2015      670,000         773,013
    Shaw Communications, Inc., Senior Note         7.200%  12/15/2011    4,830,000       5,170,143
    Shaw Communications, Inc., Senior Note         7.250%  04/06/2011      210,000         224,783
    Shaw Communications, Inc., Senior Note         8.250%  04/11/2010   13,022,000      14,623,706
    Sinclair Broadcast Group, Inc., Senior
      Subordinated Note                            8.000%  03/15/2012    2,870,000       3,049,375
    Sinclair Broadcast Group, Inc., Senior
      Subordinated Note                            8.750%  12/15/2011    7,215,000       7,936,500
    Susquehanna Media Co., Senior Subordinated
      Note                                         7.375%  04/15/2013    2,355,000       2,487,469
    Videotron LTEE, Senior Note                    6.875%  01/15/2014      460,000         464,600
    Vivendi Universal SA, Senior Note              6.250%  07/15/2008    5,065,000       5,286,594
    Vivendi Universal SA, Senior Note              9.250%  04/15/2010   20,189,000      23,570,658
                                                                                    --------------
                                                                                       210,964,516
                                                                                    --------------
    MISCELLANEOUS - MANUFACTURING: 0.9%
    Aearo Co. I, Senior Subordinated Note, 144A    8.250%  04/15/2012      965,000         989,125
    Koppers, Inc., Senior Secured Note, 144A       9.875%  10/15/2013    1,500,000       1,642,500
    SPX Corp., Senior Note                         6.250%  06/15/2011    2,065,000       2,059,838
    SPX Corp., Senior Note                         7.500%  01/01/2013    3,786,000       4,003,695

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Tyco International Group SA, Note              7.000%  06/15/2028  $ 1,615,000  $    1,647,072
    Tyco International Group SA, Note, 144A        6.000%  11/15/2013    3,260,000       3,304,757
                                                                                    --------------
                                                                                        13,646,987
                                                                                    --------------
    OFFICE & BUSINESS EQUIPMENT: 0.4%
    Xerox Corp., Senior Note, Step-Up              9.750%  01/15/2009    5,020,000       5,697,700
                                                                                    --------------
    OIL & GAS: 6.1%
    Chesapeake Energy Corp., Note                  7.500%  09/15/2013   12,757,000      13,777,560
    Chesapeake Energy Corp., Senior Note           6.875%  01/15/2016    3,638,000       3,692,570
    Chesapeake Energy Corp., Senior Note           7.750%  01/15/2015    3,750,000       4,050,000
    Chesapeake Energy Corp., Senior Note           8.375%  11/01/2008    1,750,000       1,918,438
    Chesapeake Energy Corp., Senior Note           9.000%  08/15/2012    4,732,000       5,406,310
    Citgo Petroleum Corp., Senior Note             7.875%  05/15/2006      615,000         639,600
    Citgo Petroleum Corp., Senior Note            11.375%  02/01/2011    8,473,000       9,786,315
    Encore Acquisition Co., Note, 144A             6.250%  04/15/2014    1,350,000       1,329,750
    Encore Acquisition Co., Senior Subordinated
      Note                                         8.375%  06/15/2012    1,100,000       1,199,000
    Evergreen Resources, Inc., Senior
      Subordinated Note, 144A                      5.875%  03/15/2012    2,770,000       2,742,300
    Exco Resources, Inc., Senior Note, 144A        7.250%  01/15/2011    6,190,000       6,251,900
    Forest Oil Corp., Note                         8.000%  06/15/2008    3,575,000       3,914,625
    Forest Oil Corp., Senior Note                  8.000%  12/15/2011      915,000       1,011,075
    Premcor Refining Group (The), Inc., Senior
      Note                                         6.125%  05/01/2011    2,595,000       2,582,025
    Premcor Refining Group (The), Inc., Senior
      Note                                         6.750%  02/01/2011    2,500,000       2,587,500
    Premcor Refining Group (The), Inc., Senior
      Note                                         9.250%  02/01/2010    6,667,000       7,567,045
    Premcor Refining Group (The), Inc., Senior
      Note                                         9.500%  02/01/2013    1,703,000       1,949,935
    Premcor Refining Group (The), Inc., Senior
      Subordinated Note                            7.750%  02/01/2012    5,170,000       5,415,575
    Western Oil Sands, Inc., Senior Secured Note   8.375%  05/01/2012    8,138,000       9,216,285
    Westport Resources Corp., Subordinated Note    8.250%  11/01/2011    4,300,000       4,826,750
                                                                                    --------------
                                                                                        89,864,558
                                                                                    --------------
    OIL & GAS SERVICES: 0.4%
    Hanover Compressor Co., Senior Note            8.625%  12/15/2010    1,325,000       1,404,500
    Hanover Equipment Trust, Senior Secured Note   8.750%  09/01/2011    3,315,000       3,563,625
    Hanover Equipment Trust, Senior Secured
      Note, Class A                                8.500%  09/01/2008      465,000         492,900
    Universal Compression, Inc., Senior Note       7.250%  05/15/2010      430,000         461,175
                                                                                    --------------
                                                                                         5,922,200
                                                                                    --------------
    PACKAGING & CONTAINERS: 3.3%
    Ball Corp., Senior Note                        6.875%  12/15/2012    5,515,000       5,818,325
    Berry Plastics Corp., Senior Subordinated
      Note                                        10.750%  07/15/2012    1,320,000       1,491,600
    Crown European Holdings SA, Senior Secured
      Note                                         9.500%  03/01/2011    5,135,000       5,757,619
    Crown European Holdings SA, Senior Secured
      Note                                        10.875%  03/01/2013    4,015,000       4,677,475
    Graphic Packaging International Corp.,
      Senior Subordianted Note                     9.500%  08/15/2013    3,430,000       3,858,750
    Jefferson Smurfit Corp., US, Senior Note       7.500%  06/01/2013    4,345,000       4,497,075
    Jefferson Smurfit-Stone Container Corp.,
      Senior Note                                  8.250%  10/01/2012    2,020,000       2,161,400
    Owens-Brockway Glass Container Corp., Senior
      Secured Note                                 8.875%  02/15/2009    3,646,000       3,960,468
    Owens-Brockway Glass Container, Senior
      Secured Note                                 8.750%  11/15/2012    1,475,000       1,611,438
    Owens-Brockway, Guaranteed Senior Secured
      Note                                         7.750%  05/15/2011    1,905,000       1,995,488
    Silgan Holdings, Inc., Senior Subordinated
      Note                                         6.750%  11/15/2013    4,630,000       4,653,150
    Stone Container Corp., Senior Note             8.375%  07/01/2012    2,309,000       2,482,175
    Stone Container Corp., Senior Note             9.250%  02/01/2008    2,715,000       3,013,650
    Stone Container Corp., Senior Note             9.750%  02/01/2011    1,800,000       1,998,000
                                                                                    --------------
                                                                                        47,976,613
                                                                                    --------------
    PHARMACEUTICALS: 0.1%
    Omnicare, Inc., Senior Subordinated Note       8.125%  03/15/2011    1,667,000       1,833,700
                                                                                    --------------
    PIPELINES: 3.5%
    Dynegy Holdings, Inc., Senior Note, 144A      10.125%  07/15/2013    9,910,000      10,851,450
    EL Paso Energy Partners, LP, Senior
      Subordinated Note                            8.500%  06/01/2011    2,310,000       2,552,550
    GulfTerra Energy Partners, LP, Senior
      Subordinated Note, Series B                 10.625%  12/01/2012    6,982,000       8,587,860

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    GulfTerra Energy Partners, LP, Series B,
      Senior Subordinated Note                     8.500%  06/01/2010  $ 3,245,000  $    3,618,175
    Transcontinental Gas Pipe Line Corp., Senior
      Note                                         8.875%  07/15/2012    1,015,000       1,182,475
    Transmontaigne, Inc., Senior Subordinatd
      Note                                         9.125%  06/01/2010    1,710,000       1,761,300
    Western Gas Resources, Inc., Senior
      Subordinated Note                           10.000%  06/15/2009    2,045,000       2,147,250
    Williams Cos., Inc., Note                      6.500%  08/01/2006    1,500,000       1,569,375
    Williams Cos., Inc., Note                      8.750%  03/15/2032    5,445,000       5,553,900
    Williams Cos., Inc., Senior Note               8.625%  06/01/2010   12,320,000      13,552,000
                                                                                    --------------
                                                                                        51,376,335
                                                                                    --------------
    REAL ESTATE: 1.6%
    CB Richard Ellis Services, Inc., Senior Note   9.750%  05/15/2010    3,770,000       4,203,550
    CB Richard Ellis Services, Inc., Senior
      Subordinated Note                           11.250%  06/15/2011    1,355,000       1,524,375
    Choctaw Resort Development Enterprise Corp.,
      Senior Note                                  9.250%  04/01/2009    4,039,000       4,372,218
    LNR Property Corp., Note                       7.625%  07/15/2013    8,405,000       8,657,150
    LNR Property Corp., Series A, Senior Note      7.250%  10/15/2013    4,245,000       4,287,450
                                                                                    --------------
                                                                                        23,044,743
                                                                                    --------------
    REAL ESTATE INVESTMENT TRUST: 1.8%
    Host Marriott, LP REIT, Senior Note            7.125%  11/01/2013    6,455,000       6,551,825
    Host Marriott, LP REIT, Series F, Senior
      Note                                         9.250%  10/01/2007    1,415,000       1,584,800
    iStar Financial, Inc. REIT, Note               7.000%  03/15/2008    1,550,000       1,635,250
    iStar Financial, Inc. REIT, Senior Note        6.000%  12/15/2010    3,225,000       3,238,706
    iStar Financial, Inc. REIT, Senior Note        6.500%  12/15/2013    2,485,000       2,516,063
    iStar Financial, Inc. REIT, Senior Note        8.750%  08/15/2008    2,611,000       2,924,320
    iStar Financial, Inc. REIT, Senior Note,
      144A                                         4.875%  01/15/2009    5,055,000       4,922,306
    iStar Financial, Inc., Senior Note, 144A       5.125%  04/01/2011    2,960,000       2,819,400
                                                                                    --------------
                                                                                        26,192,670
                                                                                    --------------
    RETAIL: 6.3%
    AmeriGas Partners, LP/AmeriGas Partners,
      Senior Note                                  8.875%  05/20/2011    4,817,000       5,286,658
    AmeriGas Partners, LP/AmeriGas Partners,
      Senior Note                                 10.000%  04/15/2006    1,030,000       1,127,850
    Autonation, Inc., Senior Note                  9.000%  08/01/2008    4,327,000       4,932,780
    Ferrellfas Partners, LP/Ferrellgas Partners
      Finance, Senior Note, 144A                   6.750%  05/01/2014    2,700,000       2,700,000
    FerrellGas Partners, LP, Senior Note           8.750%  06/15/2012    5,259,000       5,758,605
    Gap (The), Inc., Note                         10.550%  12/15/2008   22,705,000      27,927,150
    Group 1 Automotive, Inc., Senior
      Subordinated Note                            8.250%  08/15/2013    1,980,000       2,163,150
    Office Depot, Inc., Senior Subordinated Note  10.000%  07/15/2008    2,495,000       2,944,100
    Pantry (The), Inc., Senior Subordinated
      Note, 144A                                   7.750%  02/15/2014    3,085,000       3,085,000
    Petco Animal Supplies, Inc., Senior
      Subordinated Note                           10.750%  11/01/2011    1,105,000       1,265,225
    Rent-A-Center, Inc., Series B, Senior
      Subordinated Note                            7.500%  05/01/2010    7,410,000       7,706,400
    Rite Aid Corp., Senior Secured Note            8.125%  05/01/2010    2,655,000       2,867,400
    Rite Aid Corp., Senior Secured Note            9.500%  02/15/2011    3,685,000       4,136,413
    Sonic Automotive, Inc., Senior Subordinated
      Note                                         8.625%  08/15/2013    2,880,000       3,103,200
    Tricon Global Restaurants, Inc., Senior Note   7.650%  05/15/2008    4,580,000       5,167,078
    Tricon Global Restaurants, Inc., Senior Note   8.500%  04/15/2006    1,260,000       1,390,661
    Tricon Global Restaurants, Inc., Senior Note   8.875%  04/15/2011    4,460,000       5,436,918
    United Auto Group, Inc., Senior Subordinated
      Note                                         9.625%  03/15/2012    1,330,000       1,486,275
    Yum! Brands, Inc., Senior Note                 7.700%  07/01/2012    4,060,000       4,695,130
                                                                                    --------------
                                                                                        93,179,993
                                                                                    --------------
    SAVINGS & LOANS: 0.3%
    Sovereign Bancorp, Inc., Senior Note          10.500%  11/15/2006    3,430,000       4,000,786
                                                                                    --------------
    SEMICONDUCTORS: 0.6%
    Amkor Technology, Inc., Senior Note            9.250%  02/15/2008    3,380,000       3,616,600
    Fairchild Semiconductor International, Inc.,
      Senior Note                                 10.500%  02/01/2009    4,890,000       5,372,888
                                                                                    --------------
                                                                                         8,989,488
                                                                                    --------------
    SHIPBUILDING: 0.3%
    Ship Finance International, Ltd., Senior
      Note, 144A                                   8.500%  12/15/2013    5,315,000       5,128,975
                                                                                    --------------

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2004                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    TELECOMMUNICATIONS: 7.1%
    Avaya, Inc., Senior Secured Note              11.125%  04/01/2009  $ 6,813,000  $    8,039,340
    Cincinnati Bell, Inc., Subordinated Note       8.375%  01/15/2014    6,100,000       5,764,500
    Corning, Inc., Note                            5.900%  03/15/2014    2,820,000       2,742,450
    Corning, Inc., Note                            6.200%  03/15/2016    3,760,000       3,647,200
    GCI, Inc., Senior Note, 144A                   7.250%  02/15/2014    6,445,000       6,251,650
    Inmarsat Finance PLC, Senior Note, 144A        7.625%  06/30/2012    4,690,000       4,783,800
    Nextel Communications, Inc., Senior Note       5.950%  03/15/2014    4,370,000       4,107,800
    Nextel Communications, Inc., Senior Note       6.875%  10/31/2013    7,900,000       7,979,000
    Nextel Communications, Inc., Senior Note       7.375%  08/01/2015    4,890,000       5,079,488
    Nextel Communications, Inc., Senior Note       9.375%  11/15/2009    4,142,000       4,478,538
    Nextel Communications, Inc., Senior Note       9.500%  02/01/2011    8,925,000      10,152,188
    Qwest Corp., Note, 144A                        8.875%  03/15/2012   10,715,000      11,384,688
    Rogers Cantel, Inc., Senior Secured Note       9.750%  06/01/2016    7,300,000       8,468,000
    Rogers Wireless Communications, Inc., Senior
      Secured Note                                 9.625%  05/01/2011    1,985,000       2,290,194
    TCI Communications Financing Capital Trust
      III, Note                                    9.650%  03/31/2027    3,910,000       4,619,806
    U.S. West Communications, Inc., Note           7.500%  06/15/2023    8,665,000       7,581,875
    U.S. West Communications, Inc., Note           8.875%  06/01/2031    7,621,000       7,792,473
                                                                                    --------------
                                                                                       105,162,990
                                                                                    --------------
    TRANSPORTATION: 0.8%
    CHC Helicopter Corp., Senior Subordinated
      Note, 144A                                   7.375%  05/01/2014    2,860,000       2,895,750
    Offshore Logistics, Inc., Senior Note          6.125%  06/15/2013    3,241,000       3,078,950
    Petroleum Helicopters, Inc., Senior Note       9.375%  05/01/2009    5,630,000       5,967,800
                                                                                    --------------
                                                                                        11,942,500
                                                                                    --------------

     TOTAL CORPORATE OBLIGATIONS (COST - $1,393,657,132)                             1,413,394,805
                                                                                    --------------

PREFERRED STOCKS: 0.4%                                                 SHARES
                                                                       -----------
Cablevision Systems Corp., Class M                %1.125               1,650         172,425
    Hercules Trust II                              6.500%                    1,482       1,200,420
    iStar Financial, Inc. REIT                     0.000%                   96,400       2,332,880
    Shaw Communications, Inc.                     53.125%                   27,840         700,176
    TNP Enterprises, Inc., (PIK)                   0.000%                    1,525       1,761,375
                                                                                    --------------
     TOTAL PREFERRED STOCKS (COST - $5,896,173)                                          6,167,276
                                                                                    --------------

    REPURCHASE AGREEMENTS: 1.8%
    Investors Bank & Trust Repurchase Agreement,
      in the amount of $26,641,564: Issued
      04/30/04 (collateralized by $27,682,831
      par of FNMA, 4.48% due 04/01/2033 with a
      market value of $27,973,642) (Cost -
      $26,641,564)                                 0.710%  05/03/2004   26,641,564      26,641,564
                                                                                    --------------

    TOTAL INVESTMENTS: 98.2% (COST - $1,426,194,869)                                 1,446,203,645

    OTHER ASSETS, NET OF LIABILITIES: 1.8%                                              25,860,427
                                                                                    --------------

    NET ASSETS: 100.0%                                                              $1,472,064,072
                                                                                    ==============

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2004, the aggregate value of the securities is $290,305,889 or 19.7% of the net assets.
 FRN  Floating Rate Note
 PIK  Payment-in-kind
 REIT Real Estate Investment Trust
 Step-up Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2004. Maturity date disclosed is the ultimate maturity.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2004                         RATE    MATURITY    PAR/FACE      VALUE (A)

------------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     27.1%
    U.S. TREASURY OBLIGATIONS: 27.1%
    U.S. Treasury Note                2.875%  06/30/2004  $24,000,000  $ 24,074,064
    U.S. Treasury Note                5.250%  05/15/2004   18,000,000    18,024,606
    U.S. Treasury Note                7.250%  05/15/2004   18,000,000    18,036,558
                                                                       ------------
                                                                         60,135,228
                                                                       ------------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $60,149,913)     60,135,228
                                                                       ------------

    COLLATERALIZED MORTGAGE OBLIGATIONS:
     3.2%
    IMPAC CMB Trust, Series 2002-3,
      Class 1A1, (FRN)                1.370%  06/25/2032    2,280,331     2,282,930
    Mellon Residential Funding
      Corp., Series 2001-TBC1, Class
      A1, (FRN)                       1.450%  11/15/2031    4,889,361     4,899,238
                                                                       ------------

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $7,177,146)        7,182,168
                                                                       ------------

    ASSET BACKED SECURITIES: 54.2%
    American Express Credit Account
      Master Trust, Series 2000-2,
      Class A, (FRN)                  1.265%  09/17/2007    1,378,000     1,379,829
    American Express Master Trust,
      Series 2002-2, Class A, (FRN)   1.150%  05/15/2006    1,176,500     1,177,434
    BA Master Credit Card Trust,
      Series 2001-A, Class A, (FRN)   1.220%  06/15/2008    4,520,000     4,529,239
    Bank One Issuance Trust, Series
      2003-A2, Class A, (FRN)         1.150%  10/15/2008    7,921,000     7,925,285
    Citibank Credit Card Master
      Trust, Series 2002-A5, Class
      A5, (FRN)                       1.150%  09/17/2007    6,292,000     6,293,944
    Countrywide Asset-Backed
      Securities, Inc., Series
      2002-D, (FRN)                   1.340%  08/15/2028    1,579,763     1,577,642
    Countrywide Home Equity Loan
      Trust, Series 2002-B, (FRN)     1.350%  04/15/2028    4,251,646     4,252,229
    Discover Card Master Trust I,
      Series 1999-5, Class A, (FRN)   1.280%  12/18/2006    4,930,000     4,931,006
    FHLMC, Series T-049, Class AV,
      (FRN)                           1.250%  12/25/2032    4,877,035     4,881,253
    Fleet Credit Card Master Trust,
      Series 2001-A, Class A, (FRN)   1.250%  08/15/2008    4,522,000     4,532,600
    Fleet Home Equity Loan Trust,
      Series 2003-1, Class A, (FRN)   1.350%  01/20/2033    4,423,822     4,426,711
    FNMA, Series 2002-T10, Class A1,
      (FRN)                           1.220%  06/25/2032    4,612,432     4,598,272
    FNMA, Series 2002-T13, Class A1,
      (FRN)                           1.200%  08/25/2032    4,361,617     4,360,675
    FNMA, Series 2003-T3, Class 1A,
      (FRN)                           1.220%  06/25/2033    7,433,319     7,433,319
    FNMA, Series 2003-T4, Class 1A,
      (FRN)                           1.210%  09/26/2033    5,933,686     5,935,715
    Greenpoint Home Equity Loan
      Trust, Series 2001-1, Class
      A2, (FRN)                       1.330%  04/15/2027      769,488       771,263
    Greenpoint Home Equity Loan
      Trust, Series 2003-1, Class 1,
      (FRN)                           1.370%  04/15/2029    2,361,996     2,364,417
    MBNA Master Credit Card Trust
      II, Series 1995-A, Class A,
      (FRN)                           1.370%  01/16/2007    4,045,000     4,048,268
    MBNA Master Credit Card Trust
      II, Series 2001-4A, Class A,
      (FRN)                           1.230%  02/15/2007    5,190,000     5,192,579
    Mellon Bank Home Equity Loan
      Trust, Series 2001-1, Class A,
      (FRN)                           1.340%  03/20/2027    4,213,896     4,216,032
    Merrill Lynch Home Equity Loan,
      Series 1997-1, Class A, (FRN)   1.280%  09/25/2027      483,697       483,510
    Morgan Stanley Dean Witter
      Credit Card Trust, Series
      2003-1, Class 11/15, (FRN)      1.370%  11/25/2015    6,087,059     6,101,254
    Residential Asset Mortgage
      Products, Inc., Series
      2003-RS2, Class AII, (FRN)      1.440%  08/25/2020    5,181,507     5,192,662
    Residential Asset Securities
      Corp., Series 2001-KS4, Class
      AIB, (FRN)                      1.420%  05/25/2032    3,132,241     3,135,279
    Residential Asset Securities
      Corp., Series 2003-KS4, Class
      A2B, (FRN)                      1.390%  06/25/2033    4,264,198     4,275,063
    Residential Funding Mortgage
      Securities II, Series
      2003-HS1, Class AII, (FRN)      1.390%  01/25/2033    2,900,625     2,904,210
    Structured Asset Securities
      Trust, Series 2002-BC1, Class
      A, FSA, (FRN)                   1.380%  01/25/2032    4,524,876     4,529,118
    Wachovia Asset Securitization,
      Inc., Series 2002-HE2, Class
      A, (FRN)                        1.530%  12/25/2032    4,931,549     4,954,989
    Wachovia Asset Securitization,
      Inc., Series 2003-HE1, Class
      A1, (FRN)                       1.390%  03/25/2033    3,571,072     3,575,367
                                                                       ------------

     TOTAL ASSET BACKED SECURITIES (COST - $119,911,064)                119,979,164
                                                                       ------------

    REPURCHASE AGREEMENTS: 5.7%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $12,545,612: Issued
      04/30/04 (collateralized by
      $12,085,572 par of SBA, 3.825%
      due 02/25/2024 with a market
      value of $13,172,892) (Cost -
      $12,545,612)                    0.710%  05/03/2004   12,545,612    12,545,612
                                                                       ------------

    SHORT-TERM INVESTMENTS: 9.3%
    U.S. Treasury Bill (Cost -
      $20,666,446)(1)                 0.908%  05/27/2004   20,068,000    20,666,446
                                                                       ------------

    TOTAL INVESTMENTS: 99.5% (COST - $220,450,181)                      220,508,618

    OTHER ASSETS, NET OF LIABILITIES: 0.5%                                1,089,710
                                                                       ------------

    NET ASSETS: 100.0%                                                 $221,598,328
                                                                       ============

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 FRN  Floating Rate Note

    See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2004
--------------------------------------------------------------------------------

                                    Seix           Seix             Seix              Seix
                                  Core Bond    Intermediate      High Yield     Limited Duration
                                    Fund         Bond Fund          Fund              Fund
                                -------------  -------------  ----------------  ----------------
ASSETS
Investments, at value (cost of
  $69,129,906, $26,475,307,
  $1,399,553,305 and
  $207,904,569 respectively)
  (Note 2)                      $  68,603,031  $  26,555,055  $  1,419,562,081   $  207,963,006
Repurchase agreements, at cost
  (Note 5)                          5,741,467      3,910,525        26,641,564       12,545,612
Cash                                  370,000        -               -                 -
Receivable for securities sold      5,452,946        195,196        13,021,362            5,869
Interest receivable                   551,584        300,940        30,840,443        1,326,425
                                -------------  -------------  ----------------   --------------
    Total assets                   80,719,028     30,961,716     1,490,065,450      221,840,912
                                -------------  -------------  ----------------   --------------

LIABILITIES
Payable for securities
  purchased                        17,245,300      1,616,536         9,774,602         -
Payable to investment advisor           3,924          5,869           595,127           19,624
Dividends payable                     157,930         82,868         7,273,594          161,755
Accrued expenses and other
  liabilities                          60,301         43,433           358,055           61,205
                                -------------  -------------  ----------------   --------------
    Total liabilities              17,467,455      1,748,706        18,001,378          242,584
                                -------------  -------------  ----------------   --------------

NET ASSETS                      $  63,251,573  $  29,213,010  $  1,472,064,072   $  221,598,328
                                =============  =============  ================   ==============

COMPOSITION OF NET ASSETS
Paid-in capital                 $  63,267,663  $  28,886,878  $  1,440,207,848   $  221,510,597
Accumulated undistributed net
  investment income                      (245)           847           221,825           42,514
Net accumulated realized gain
  (loss) on investments               511,030        245,537        11,625,623          (13,220)
Net unrealized appreciation
  (depreciation) on
  investments                        (526,875)        79,748        20,008,776           58,437
                                -------------  -------------  ----------------   --------------
  Net assets applicable to
    capital stock outstanding   $  63,251,573  $  29,213,010  $  1,472,064,072   $  221,598,328
                                =============  =============  ================   ==============

NET ASSETS
Class I                            62,941,878     29,213,010     1,455,666,083      221,598,328
Class P                               309,695        -              16,397,989         -
SHARES OUTSTANDING
Class I                             6,256,646      2,869,491       130,666,318       22,182,584
Class P                                30,131        -               1,514,926         -
NET ASSET VALUE PER SHARE
Class I                                 10.06          10.18             11.14             9.99
Class P                                 10.28        -                   10.82         -

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

                                    Seix           Seix          Seix             Seix
                                  Core Bond    Intermediate   High Yield    Limited Duration
                                    Fund        Bond Fund        Fund             Fund
                                -------------  ------------  -------------  ----------------
INVESTMENT INCOME
Dividend income                 $     1,816    $    -        $   990,960       $  -
Interest income                     843,118        551,364    45,101,688          963,666
                                -------------  -----------   -------------     ----------
    Total income                    844,934        551,364    46,092,648          963,666
                                -------------  -----------   -------------     ----------

EXPENSES
Investment advisory fees (Note
  3)                                 62,493         36,457     3,239,934           84,913
Administration fees (Note 3)         17,498         10,208       453,591           59,439
Distribution and services fees
Class P (Note 3)                        367         -             19,487          -
Custodian fees                       41,360         21,646       200,037           24,014
Audit fees                           15,231         14,692        15,882           14,314
Registration fees                    12,952          5,012        81,756            8,656
Legal fees                            3,853          1,889        25,319            3,940
Transfer agent fees                   2,676             77        29,433            1,465
Directors fees (Note 3)                 737            591        22,927            3,083
Insurance expense                       111             95         3,704              510
Miscellaneous fees and
  expenses                            1,301            848        10,097            2,114
                                -------------  -----------   -------------     ----------
    Total operating expenses        158,579         91,515     4,102,167          202,448
    Waiver of investment
      advisory fees                 (45,723)       (25,891)     (518,645)         (32,620)
                                -------------  -----------   -------------     ----------
    Net expenses                    112,856         65,624     3,583,522          169,828
                                -------------  -----------   -------------     ----------
Net investment income               732,078        485,740    42,509,126          793,838
                                -------------  -----------   -------------     ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
  investments                       604,733        473,495    11,698,360           (3,897)
Change in unrealized
  appreciation (depreciation)
  on investments                 (1,036,698)      (622,586)   (9,634,393)          62,999
                                -------------  -----------   -------------     ----------
    Net realized and
      unrealized gain (loss)
      on investments               (431,965)      (149,091)    2,063,967           59,102
                                -------------  -----------   -------------     ----------
Net increase in net assets
  resulting from operations     $   300,113    $   336,649   $44,573,093       $  852,940
                                =============  ===========   =============     ==========

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        Seix Core Bond Fund              Seix Intermediate Bond Fund
                                -----------------------------------  -----------------------------------
                                SIX MONTHS ENDED                     SIX MONTHS ENDED
                                 APRIL 30, 2004      YEAR ENDED       APRIL 30, 2004      YEAR ENDED
                                  (UNAUDITED)     OCTOBER 31, 2003     (UNAUDITED)     OCTOBER 31, 2003
                                ----------------  -----------------  ----------------  -----------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
Net investment income           $      732,078    $      1,555,532   $      485,740    $       1,006,215
Net realized gain from
  investments                          604,733           2,996,655          473,495              636,735
Net change in unrealized
  depreciation of investments       (1,036,698)           (151,999)        (622,586)            (139,845)
                                ----------------  -----------------  ----------------  -----------------
Net increase in net assets
  resulting from operations            300,113           4,400,188          336,649            1,503,105
                                ----------------  -----------------  ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I                               (727,873)         (1,665,698)        (484,893)          (1,126,089)
Class P                                 (2,788)             (4,532)        -                   -
From net realized gains on
  investments
Class I                               (757,813)          -                 -                   -
Class P                                 (6,295)          -                 -                   -
                                ----------------  -----------------  ----------------  -----------------
Total distributions to
  shareholders                      (1,494,769)         (1,670,230)        (484,893)          (1,126,089)
                                ----------------  -----------------  ----------------  -----------------

CAPITAL SHARE TRANSACTIONS
  (NOTE 6)
Class I                             30,468,022         (49,789,170)         672,025          (11,971,763)
Class P                                 13,160             131,388         -                   -
                                ----------------  -----------------  ----------------  -----------------
Total capital share
  transactions                      30,481,182         (49,657,782)         672,025          (11,971,763)
                                ----------------  -----------------  ----------------  -----------------

Total increase (decrease) in
  net assets                        29,286,526         (46,927,824)         523,781          (11,594,747)

NET ASSETS
Beginning of period                 33,965,047          80,892,871       28,689,229           40,283,976
                                ----------------  -----------------  ----------------  -----------------
End of period                   $   63,251,573    $     33,965,047   $   29,213,010    $      28,689,229
                                ================  =================  ================  =================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXESS OF) NET INVESTMENT
  INCOME, END OF PERIOD         $         (245)   $         (1,662)  $          847    $       -
                                ================  =================  ================  =================

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                          Seix High Yield Fund                 Seix Limited Duration Fund
                                ----------------------------------------  ------------------------------------
                                 SIX MONTHS ENDED                         SIX MONTHS ENDED
                                  APRIL 30, 2004         YEAR ENDED        APRIL 30, 2004       YEAR ENDED
                                    (UNAUDITED)       OCTOBER 31, 2003       (UNAUDITED)     OCTOBER 31, 2003
                                -------------------  -------------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
Net investment income           $       42,509,126   $       34,679,476   $        793,838   $       1,020,048
Net realized gain (loss) from
  investments                           11,698,360            4,309,863             (3,897)            (38,399)
Net change in unrealized
  appreciation (depreciation)
  of investments                        (9,634,393)          29,588,562             62,999              (2,244)
                                -------------------  -------------------  -----------------  -----------------
Net increase in net assets
  resulting from operations             44,573,093           68,577,901            852,940             979,405
                                -------------------  -------------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I                                (41,811,476)         (33,987,772)          (778,064)           (964,688)
Class P                                   (440,951)            (758,742)         -                   -
From net realized gains on
  investments
Class I                                 (2,278,179)          -                   -                   -
Class P                                    (30,859)          -                   -                   -
                                -------------------  -------------------  -----------------  -----------------
Total distributions to
  shareholders                         (44,561,465)         (34,746,514)          (778,064)           (964,688)
                                -------------------  -------------------  -----------------  -----------------

CAPITAL SHARE TRANSACTIONS
  (NOTE 6)
Class I                                397,760,216          943,595,873         75,010,584         134,199,664
Class P                                  1,306,805            3,664,279          -                   -
                                -------------------  -------------------  -----------------  -----------------
Total capital share
  transactions                         399,067,021          947,260,152         75,010,584         134,199,664
                                -------------------  -------------------  -----------------  -----------------

Total increase in net assets           399,078,649          981,091,539         75,085,460         134,214,381

NET ASSETS
Beginning of period                  1,072,985,423           91,893,884        146,512,868          12,298,487
                                -------------------  -------------------  -----------------  -----------------
End of period                   $    1,472,064,072   $    1,072,985,423   $    221,598,328   $     146,512,868
                                ===================  ===================  =================  =================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXESS OF) NET INVESTMENT
  INCOME, END OF PERIOD         $          221,825   $          (34,874)  $         42,514   $          26,740
                                ===================  ===================  =================  =================

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            Seix Core Bond Fund Class I
                           -------------------------------------------------------------
                           SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                            APRIL 30, 2004   -------------------------------------------
                             (UNAUDITED)      2003     2002     2001     2000     1999
                           ----------------  -------  -------  -------  -------  -------
Net asset value,
  beginning of period          $ 10.31       $ 10.00  $ 10.34  $  9.66  $  9.67  $ 10.26
                               -------       -------  -------  -------  -------  -------

INVESTMENT OPERATIONS
Net investment income             0.36          0.30     0.42     0.59     0.63     0.56

Net realized and
  unrealized gain (loss)
  on investments                 (0.23)         0.35    (0.29)    0.70    (0.02)   (0.48)
                               -------       -------  -------  -------  -------  -------

    Total increase from
      investment
      operations                  0.13          0.65     0.13     1.29     0.61     0.08
                               -------       -------  -------  -------  -------  -------

DISTRIBUTIONS
From net investment
  income                         (0.36)        (0.34)   (0.42)   (0.61)   (0.62)   (0.56)
From net realized gains
  on investments                 (0.02)            -    (0.05)       -        -    (0.11)
                               -------       -------  -------  -------  -------  -------
    Total distributions          (0.38)        (0.34)   (0.47)   (0.61)   (0.62)   (0.67)
                               -------       -------  -------  -------  -------  -------

Net asset value, end of
  period                       $ 10.06       $ 10.31  $ 10.00  $ 10.34  $  9.66  $  9.67
                               =======       =======  =======  =======  =======  =======

TOTAL RETURN (A)                 1.29% (b)     6.58%    1.38%   13.82%    6.63%    0.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                      $62,942       $33,662  $80,727  $52,034  $58,099  $56,285

Ratio of net expenses to
  average net assets             0.45% (c)     0.45%    0.45%    0.45%    0.45%    0.45%

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)                0.63% (c)     0.51%    0.70%    0.70%    0.63%    0.71%

Ratio of net investment
  income to average net
  assets                         2.93% (c)     3.10%    4.08%    5.85%    6.57%    5.78%

Portfolio turnover rate           183% (b)      463%     502%     492%     522%     562%

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   Seix Core Bond Fund Class P
                                     -------------------------------------------------------
                                     SIX MONTHS ENDED                    FOR THE PERIOD FROM
                                      APRIL 30, 2004      YEAR ENDED      JANUARY 25, 2002*
                                       (UNAUDITED)     OCTOBER 31, 2003  TO OCTOBER 31, 2002
                                     ----------------  ----------------  -------------------
Net asset value, beginning of
  period                                  $10.49            $10.08             $10.00
                                          ------            ------             ------

INVESTMENT OPERATIONS
Net investment income                       0.42              0.29               0.27

Net realized and unrealized gain
  (loss) on investments                    (0.30)             0.34               0.09
                                          ------            ------             ------

    Total increase from investment
      operations                            0.12              0.63               0.36
                                          ------            ------             ------

DISTRIBUTIONS
From net investment income                 (0.31)            (0.22)             (0.28)
From net realized gains on
  investments                              (0.02)                -                  -
                                          ------            ------             ------
    Total distributions                    (0.33)            (0.22)             (0.28)
                                          ------            ------             ------

Net asset value, end of period            $10.28            $10.49             $10.08
                                          ======            ======             ======

TOTAL RETURN (A)                           1.18% (b)         6.24%              3.69% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)         $  310            $  303             $  166

Ratio of net expenses to average
  net assets                               0.70% (c)         0.70%              0.80% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                                0.88% (c)         0.70%              1.11% (c)

Ratio of net investment income to
  average net assets                       2.71% (c)         2.66%              3.30% (c)

Portfolio turnover rate                     183% (b)          463%               502% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                   Seix Intermediate Bond Fund Class I
                           ----------------------------------------------------
                           SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,
                            APRIL 30, 2004   ----------------------------------
                             (UNAUDITED)      2003     2002     2001     2000
                           ----------------  -------  -------  -------  -------
Net asset value,
  beginning of period          $ 10.23       $ 10.12  $ 10.63  $  9.96  $  9.92
                               -------       -------  -------  -------  -------

INVESTMENT OPERATIONS
Net investment income             0.17          0.37     0.47     0.57     0.64

Net realized and
  unrealized gain (loss)
  on investments                 (0.05)         0.15    (0.23)    0.68     0.04
                               -------       -------  -------  -------  -------

    Total increase from
      investment
      operations                  0.12          0.52     0.24     1.25     0.68
                               -------       -------  -------  -------  -------

DISTRIBUTIONS
From net investment
  income                         (0.17)        (0.41)   (0.50)   (0.58)   (0.64)
From net realized gains
  on investments                     -             -    (0.25)       -        -
                               -------       -------  -------  -------  -------
    Total distributions          (0.17)        (0.41)   (0.75)   (0.58)   (0.64)
                               -------       -------  -------  -------  -------

Net asset value, end of
  period                       $ 10.18       $ 10.23  $ 10.12  $ 10.63  $  9.96
                               =======       =======  =======  =======  =======

TOTAL RETURN (A)                 1.17% (b)     5.16%    2.47%   12.87%    7.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                      $29,213       $28,689  $40,284  $26,192  $11,207

Ratio of net expenses to
  average net assets             0.45% (c)     0.45%    0.45%    0.45%    0.45%

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)                0.63% (c)     0.56%    0.73%    0.76%    0.88%

Ratio of net investment
  income to average net
  assets                         3.33% (c)     3.42%    4.63%    5.50%    6.44%

Portfolio turnover rate            74% (b)      277%     237%     431%     342%

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 Seix High Yield Fund Class I
                                --------------------------------------------------------------
                                SIX MONTHS ENDED  YEAR ENDED OCTOBER 31,   FOR THE PERIOD FROM
                                 APRIL 30, 2004   -----------------------  DECEMBER 29, 2000*
                                  (UNAUDITED)         2003        2002     TO OCTOBER 31, 2001
                                ----------------  ------------  ---------  -------------------
Net asset value, beginning of
  period                           $    11.09      $    10.17    $ 10.40         $ 10.00
                                   ----------      ----------    -------         -------

INVESTMENT OPERATIONS
Net investment income                    0.36            0.68       0.63            0.64

Net realized and unrealized
  gain (loss) on investments             0.07            0.92      (0.20)           0.36
                                   ----------      ----------    -------         -------

    Total increase from
      investment operations              0.43            1.60       0.43            1.00
                                   ----------      ----------    -------         -------

DISTRIBUTIONS
From net investment income              (0.36)          (0.68)     (0.63)          (0.60)
From net realized gains on
  investments                           (0.02)              -      (0.03)              -
                                   ----------      ----------    -------         -------
    Total distributions                 (0.38)          (0.68)     (0.66)          (0.60)
                                   ----------      ----------    -------         -------

Net asset value, end of period     $    11.14      $    11.09    $ 10.17         $ 10.40
                                   ==========      ==========    =======         =======

TOTAL RETURN (A)                        3.89% (b)      16.10%      4.21%          10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                          $1,455,666      $1,057,993    $82,017         $ 4,641

Ratio of net expenses to
  average net assets                    0.55% (c)       0.55%      0.55%           0.55% (c)

Ratio of expenses to average
  net assets (before expense
  waivers and reimbursement of
  other expenses)                       0.63% (c)       0.67%      1.07%           3.98% (c)

Ratio of net investment income
  to average net assets                 6.56% (c)       6.67%      6.80%           7.33% (c)

Portfolio turnover rate                   38% (b)        108%        97%            466% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  Seix High Yield Fund Class P
                                     -------------------------------------------------------
                                     SIX MONTHS ENDED                    FOR THE PERIOD FROM
                                      APRIL 30, 2004      YEAR ENDED     DECEMBER 21, 2001*
                                       (UNAUDITED)     OCTOBER 31, 2003  TO OCTOBER 31, 2002
                                     ----------------  ----------------  -------------------
Net asset value, beginning of
  period                                 $ 10.75            $  9.78            $10.00
                                         -------            -------            ------

INVESTMENT OPERATIONS
Net investment income                       0.33               0.68              0.54

Net realized and unrealized gain
  (loss) on investments                     0.07               0.82             (0.22)
                                         -------            -------            ------

    Total increase from investment
      operations                            0.40               1.50              0.32
                                         -------            -------            ------

DISTRIBUTIONS
From net investment income                 (0.31)             (0.53)            (0.51)
From net realized gains on
  investments                              (0.02)                 -             (0.03)
                                         -------            -------            ------
    Total distributions                    (0.33)             (0.53)            (0.54)
                                         -------            -------            ------

Net asset value, end of period           $ 10.82            $ 10.75            $ 9.78
                                         =======            =======            ======

TOTAL RETURN (A)                           3.71% (b)         15.72%             3.29% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $16,398            $14,992            $9,877

Ratio of net expenses to average
  net assets                               0.80% (c)          0.90%             0.89% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                                0.88% (c)          0.93%             1.20% (c)

Ratio of net investment income to
  average net assets                       6.31% (c)          6.45%             6.53% (c)

Portfolio turnover rate                      38% (b)           108%               97% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Seix Limited Duration Fund Class I
                                     -------------------------------------------------------
                                     SIX MONTHS ENDED                    FOR THE PERIOD FROM
                                      APRIL 30, 2004      YEAR ENDED      OCTOBER 25, 2002*
                                       (UNAUDITED)     OCTOBER 31, 2003  TO OCTOBER 31, 2002
                                     ----------------  ----------------  -------------------
Net asset value, beginning of
  period                                 $   9.98          $  10.00            $ 10.00
                                         --------          --------            -------

INVESTMENT OPERATIONS
Net investment income                        0.05              0.11               0.00 (a)

Net realized and unrealized gain
  (loss) on investments                      0.01             (0.02)           -
                                         --------          --------            -------

    Total increase from investment
      operations                             0.06              0.09               0.00
                                         --------          --------            -------

DISTRIBUTIONS
From net investment income                  (0.05)            (0.11)             (0.00 ) (a)
                                         --------          --------            -------
    Total distributions                     (0.05)            (0.11)             (0.00)
                                         --------          --------            -------

Net asset value, end of period           $   9.99          $   9.98            $ 10.00
                                         ========          ========            =======

TOTAL RETURN                                0.55% (c)         0.92%              0.00% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $221,598          $146,513            $12,298

Ratio of net expenses to average
  net assets                                0.20% (d)         0.20%              0.00% (b)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                                 0.24% (d)         0.26%              0.00% (b)

Ratio of net investment income to
  average net assets                        0.93% (d)         1.10%              0.00% (b)

Portfolio turnover rate                       30% (c)          244%                 0% (b)

--------------------------------------------------------------------------------

 (a) Net investment income and distributions from net investment income were less than $0.01 per share.
 (b)  Amounts are not meaningful due to the short period of operations.
 (c)  Not Annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four portfolios: the Seix Core Bond Fund (the "Core Bond Fund") commenced operations on December 30, 1997, the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") commenced operations on June 30, 1999, the Seix High Yield Fund (the "High Yield Fund") commenced operations on December 29, 2000, and the Seix Limited Duration Fund (the "Limited Duration Fund") commenced operations on October 25, 2002, (each a "Portfolio", collectively, the "Portfolios"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified, and the High Yield Fund and the Limited Duration Fund are diversified.

Throughout the six months ended April 30, 2004, the Portfolios offered Class I shares. The Core Bond Fund and High Yield Fund began to offer Class P shares effective January 25, 2002 and December 21, 2001, respectively. As of April 30, 2004 the Class P shares for Intermediate Bond Fund and the Limited Duration Fund have not commenced. Class P shares bear a 12b-1 distribution fee (See Note 3).

INVESTMENT OBJECTIVES

The Core Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index. The Limited Duration Fund is designed to provide investors with a high level of current income while preserving liquidity and capital. Performace is measured against the 3-Month Treasury Bill Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

TAXES AND DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated to each Portfolio based on its net assets in relation to the total net assets of all of the Portfolios or on another reasonable basis. Common expenses are allocated pro-rata among the class of shares of the Portfolio based on the relative net assets of each class. Distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with Seix Investment Advisors, Inc. (the "Investment Adviser"). For its services as investment adviser, the Core Bond Fund and the Intermediate Bond Fund each pay the Investment Adviser a monthly fee at an annual rate of 0.25% of the average daily net assets of each class. Additionally, the High Yield Fund and the Limited Duration Fund pay the Investment Adviser a monthly fee at an annual rate of 0.50% and 0.10%, respectively, of the average daily net assets of each class.

The Investment Adviser has contractually agreed to waive its advisory fees and reimburse each Portfolio for its expenses (excluding brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for each Portfolio at the following annual rate of each Portfolio's average daily net assets.

             PORTFOLIO NAME               CLASS I  CLASS P
----------------------------------------------------------
Core Bond Fund                              0.45%   0.70%
Intermediate Bond Fund                      0.45%   0.70%
High Yield Fund                             0.55%   0.80%
Limited Duration Fund                       0.20%   0.45%

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
During the six months ended April 30, 2004, the Investment Adviser voluntarily waived $45,723, $25,891, $518,645 and $32,620 of advisory fees for the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund incurred $17,498, $10,208, $453,591, and $59,439 respectively, in administration fees for the six months ended April 30, 2004. Certain officers are employed by the Administrator.

DIRECTORS

Directors' fees of $737, $591, $22,927 and $3,083 were paid by the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund respectively, for the six months ended April 30, 2004 to Directors who are not employees of the Investment Adviser. Effective September 2003, directors who are not employees of the Investment Adviser received an annual retainer of $10,000, payable quarterly and $1,250 per meeting attended plus out of pocket expenses. Prior to September 2003, directors who were not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended plus out of pocket expenses. Certain officers and directors of the Funds are officers of the above organizations.

DISTRIBUTION

Quasar Distributors, LLC (the "Distributor") is the Portfolios' distributor. The Distributor's annual compensation in the amount of $25,000 is paid directly by the Portfolios' Administrator.

The Portfolios have adopted a Distribution and Service Plan (the "Plan") with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. As of April 30, 2004, the Board of Directors has only approved payment of up to 0.25% of average net assets.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2004 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Core Bond Fund                    $98,959,287      $ 18,085,219      $87,300,806      $  9,556,658

Intermediate Bond Fund            $15,121,011      $  5,393,157      $16,421,806      $  6,746,643

High Yield Fund                   $   -            $841,518,975      $   -            $476,336,015

Limited Duration Fund             $ 9,136,875      $ 55,315,913      $ 9,132,256      $ 34,376,807

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)
The components of net unrealized appreciation of investments for federal tax purposes at April 30, 2004 for the Portfolios are as follows:

                                                            NET APPRECIATION  COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION   (DEPRECIATION)     TAX PURPOSES
----------------------------------------------------------------------------------------------
Core Bond Fund                  $   285,819   $   (812,694)   $  (526,875)     $   74,871,373

Intermediate Bond Fund          $   354,719   $   (274,971)   $    79,748      $   30,385,832

High Yield Fund                 $30,170,089   $(10,161,313)   $20,008,776      $1,426,194,869

Limited Duration Fund           $    85,643   $    (27,206)   $    58,437      $  220,450,181

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

At April 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized.

Transactions in capital stock for the Core Bond Fund were as follows for the periods indicated:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    APRIL 30, 2004          OCTOBER 31, 2003
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
                                ------------------------------------------------
CLASS I:
Shares Sold                     3,688,947  $37,649,311     105,797  $  1,085,079
Shares Reinvested                 125,111    1,275,800     158,519     1,628,509
Shares Redeemed                  (822,071)  (8,457,089) (5,071,497)  (52,502,758)
                                ---------  -----------  ----------  ------------
  NET INCREASE (DECREASE)       2,991,987  $30,468,022  (4,807,181) $(49,789,170)
                                =========  ===========  ==========  ============

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                     SIX MONTHS ENDED               YEAR ENDED
                                      APRIL 30, 2004             OCTOBER 31, 2003
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT
                                -------------------------------------------------------
CLASS P:
Shares Sold                           4,771  $      50,095       19,048  $      200,919
Shares Reinvested                    -             -             -             -
Shares Redeemed                      (3,513)       (36,935)      (6,597)        (69,531)
                                -----------  -------------  -----------  --------------
  NET INCREASE                        1,258  $      13,160       12,451  $      131,388
                                ===========  =============  ===========  ==============

Transactions in capital stock for the Intermediate Bond Fund were as follows for the periods indicated:

                                     SIX MONTHS ENDED               YEAR ENDED
                                      APRIL 30, 2004             OCTOBER 31, 2003
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT
                                -------------------------------------------------------
CLASS I:
Shares Sold                          26,228  $     270,000       54,833  $      561,526
Shares Reinvested                    38,884        402,025      109,843       1,126,089
Shares Redeemed                      -             -         (1,342,356)    (13,659,378)
                                -----------  -------------  -----------  --------------
  NET INCREASE (DECREASE)            65,112  $     672,025   (1,177,680) $  (11,971,763)
                                ===========  =============  ===========  ==============

Transactions in capital stock for the High Yield Fund were as follows for the periods indicated:

                                     SIX MONTHS ENDED               YEAR ENDED
                                      APRIL 30, 2004             OCTOBER 31, 2003
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT
                                -------------------------------------------------------
CLASS I:
Shares Sold                      45,798,912  $ 516,361,590   94,090,291  $1,018,097,341
Shares Reinvested                 2,726,005     30,682,818    2,576,931      27,999,990
Shares Redeemed                 (13,238,405)  (149,284,192)  (9,352,423)   (102,501,458)
                                -----------  -------------  -----------  --------------
  NET INCREASE                   35,286,512  $ 397,760,216   87,314,799  $  943,595,873
                                ===========  =============  ===========  ==============

                                     SIX MONTHS ENDED               YEAR ENDED
                                      APRIL 30, 2004             OCTOBER 31, 2003
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT
                                -------------------------------------------------------
CLASS P:
Shares Sold                         224,404  $   2,449,744    1,950,374  $   19,870,013
Shares Reinvested                    25,217        274,996       59,580         617,924
Shares Redeemed                    (129,169)    (1,417,935)  (1,625,363)    (16,823,658)
                                -----------  -------------  -----------  --------------
  NET INCREASE                      120,452  $   1,306,805      384,591  $    3,664,279
                                ===========  =============  ===========  ==============

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for the Limited Duration Fund were as follows for the periods indicated:

                                     SIX MONTHS ENDED               YEAR ENDED
                                      APRIL 30, 2004             OCTOBER 31, 2003
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT        SHARES         AMOUNT
                                -------------------------------------------------------
CLASS I:
Shares Sold                      13,001,157  $ 129,886,960   26,179,350  $  261,425,446
Shares Reinvested                    61,718        616,309       96,585         964,688
Shares Redeemed                  (5,554,715)   (55,492,685) (12,831,546)   (128,190,470)
                                -----------  -------------  -----------  --------------
  NET INCREASE                    7,508,160  $  75,010,584   13,444,389  $  134,199,664
                                ===========  =============  ===========  ==============

7. ADDITIONAL INFORMATION

A description of the Fund's proxy voting policies and procedures is available on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

8. SUBSEQUENT EVENT

SunTrust Banks, Inc. ("SunTrust"), the holding company for Trusco Capital Management, Inc. ("Trusco") acquired Seix Investment Advisors ("Seix") on May 28, 2004. The consummation of this transaction constituted an assignment of and automatically terminated the advisory agreements with Seix under the Investment Company Act of 1940, as amended. The Board of Directors of the Seix Funds, Inc. (the "Board") appointed Seix, now a division of Trusco, as investment adviser for each of the portfolios under an interim advisory agreement, effective May 28, 2004. New advisory arrangements will be established pending Board and shareholder approval.

The addition of Seix will bring total SunTrust assets under management to $117 billion. Based on current industry rankings, the combined organization will be one of the 30 largest managers of institutional assets and one of the five largest managers of endowment and foundation assets in the country.

Trusco, with over $50 billion of assets under management, provides customized investment management to a growing client base that includes endowments, foundations, corporations, healthcare organizations, municipalities, public funds, associations, insurance companies, labor unions and high net worth individuals. Trusco employs specialists in a wide variety of investment disciplines including liquidity management, fixed income and equity management. In addition, the firm serves as the investment adviser to the STI Classic Mutual Fund family. Trusco is an SEC Registered Investment Adviser headquartered in Atlanta, Ga.

Seix will operate as a separate institutional fixed income boutique under the Seix name, maintain its headquarters in Woodcliff Lake, N.J., and continue to service its current client base. Ms. Seix will continue in her current role as chairman and chief investment officer.

ITEM 2  CODE OF ETHICS.

     Not applicable to this filing.

ITEM 3  AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this filing.

ITEM 4  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this filing.

ITEM 5  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to this filing.

ITEM 6  SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEM 8 PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to this filing.

ITEM 9  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable to this filing.

ITEM 10 CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11  (EXHIBITS):

     (a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as
     Exhibit 99CERT.302

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.


FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Seix Funds, Inc. (the "Registrant") has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                Seix Funds, Inc.

                By:  /s/ Christina Seix
                   ------------------------------------------
                   Christina Seix, Chairman of the Board
                   and Principal Executive Officer

                Date June 18, 2004
                    -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

                By: /s/ Christina Seix
                   ------------------------------------------
                   Christina Seix, Chairman of the Board
                   and Principal Executive Officer

                Date June 18, 2004
                    ------------------------

                By: /s/ John Talty
                   -----------------------------------------
                   John Talty, President and Treasurer,
                   Principal Financial Officer

                Date June 18, 2004
                    ------------------------